UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21038
MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)
1300 Merrill Lynch Drive, Pennington, NJ		08534
(Address of principal executive offices)		(Zip code)

Edward W. Diffin, Jr. 1300 Merrill Lynch Drive Pennington, NJ 08534
(Name and address of agent for service)

Registrant's telephone number, including area code:		609-274-5395

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1. Schedule of Investments.

MLIG Variable Insurance Trust (the “Trust”)

Schedule of Investments as of March 31, 2005

(Unaudited)

THE ‘UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC.  The List is submitted for the general information of the shareholders of the Trust.  It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by a prospectus.  The List has been created from the books and records of the Trust.  The List is subject to change without notice.  The List is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

MLIG Variable

Insurance Trust

Quarterly Report

March 31, 2005

Roszel/Lord Abbett Large Cap Value Portfolio

Roszel/Levin Large Cap Value Portfolio

Roszel/MLIM Relative Value Portfolio

Roszel/Fayez Sarofim Large Cap Core Portfolio

Roszel/INVESCO-NAM Large Cap Core Portfolio

Roszel/Nicholas-Applegate Large Cap Growth Portfolio

Roszel/Rittenhouse Large Cap Growth Portfolio

Roszel/Seneca Large Cap Growth Portfolio

Roszel/Valenzuela Mid Cap Value Portfolio

Roszel/Seneca Mid Cap Growth Portfolio

Roszel/NWQ Small Cap Value Portfolio

Roszel/Delaware Small-Mid Cap Growth Portfolio

Roszel/Lazard International Portfolio

Roszel/William Blair International Portfolio

Roszel/Lord Abbett Government Securities Portfolio

Roszel/MLIM Fixed-Income Portfolio

Roszel/Lord Abbett Affiliated Portfolio

Roszel/PIMCO CCM Capital Appreciation Portfolio

Roszel/Lord Abbett Mid Cap Value Portfolio

Roszel/Seligman Mid Cap Growth Portfolio

Roszel/PIMCO Small Cap Value Portfolio

Roszel/JP Morgan Small Cap Growth Portfolio

Roszel/Delaware Trend Portfolio

Roszel/Lord Abbett Bond Debenture Portfolio

MLIG Variable Insurance Trust-
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 99.3%
Consumer Discretionary — 12.7%
Household Durables — 0.7%
Newell Rubbermaid, Inc.	3,551	$77,909

Media — 8.4%
Clear Channel Communications, Inc.	4,668	160,906
Comcast Corp. (Class A Non-Voting) *	6,812	227,521
Tribune Co.	4,038	160,995
Viacom, Inc. (Class B)	5,254	182,997
Walt Disney Co.	9,753	280,203
		1,012,622

Multiline Retail — 1.0%
Target Corp.	2,488	124,450

Specialty Retail — 1.6%
Gap, Inc. (The)	8,895	194,267

Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc. (Class B)	1,475	122,882
Total Consumer Discretionary		1,532,130

Consumer Staples — 10.7%
Beverages — 1.7%
PepsiCo, Inc.	3,728	197,696

Food & Staples Retailing — 2.5%
CVS Corp.	2,806	147,652
Kroger Co. (The) *	9,556	153,182
		300,834

Food Products — 3.9%
Archer-Daniels-Midland Co.	3,718	91,389
H.J. Heinz Co.	3,200	117,888
Kraft Foods, Inc. (Class A)	7,867	260,004
		469,281

Household Products — 1.6%
Clorox Co.	1,173	73,887
Kimberly-Clark Corp.	1,871	122,981
		196,868

Personal Products — 1.0%
Gillette Co. (The)	2,425	122,414
Total Consumer Staples		1,287,093

Energy — 9.6%
Energy Equipment & Services — 3.3%
Baker Hughes, Inc.	4,421	196,690
Schlumberger Ltd.	2,843	200,375
		397,065

Oil & Gas — 6.3%
Exxon Mobil Corp.	12,696	756,682
Total Energy		1,153,747

Financials — 11.9%
Capital Markets — 3.2%
Bank of New York Co., Inc. (The)	5,577	162,012
Mellon Financial Corp.	7,703	219,843
		381,855

Commercial Banks — 3.6%
Bank of America Corp.	4,323	190,644
Wachovia Corp.	2,384	121,370
Wells Fargo & Co.	2,060	123,188
		435,202

Diversified Financial Services — 3.7%
Citigroup, Inc.	4,998	224,610
JPMorgan Chase & Co.	6,389	221,059
		445,669

Insurance — 1.4%
American International Group, Inc.	2,921	161,853
Total Financials		1,424,579

Health Care — 11.7%
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	4,846	164,667

Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	1,904	106,243
CIGNA Corp.	1,257	112,250
		218,493

Pharmaceuticals — 8.5%
Merck & Co., Inc.	4,187	135,533
Novartis AG, ADR	4,687	219,258
Pfizer, Inc.	7,532	197,866
Schering-Plough Corp.	10,403	188,815
Wyeth	6,819	287,625
		1,029,097
Total Health Care		1,412,257

Industrials — 16.5%
Air Freight & Logistics — 0.9%
United Parcel Service, Inc. (Class B)	1,590	115,657

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	4,023	116,063

Electrical Equipment — 1.0%
Emerson Electric Co.	1,872	121,549

Industrial Conglomerates — 4.2%
General Electric Co.	8,899	320,898
Tyco International Ltd.	5,415	183,027
		503,925

Machinery — 6.7%
Deere & Co.	5,047	338,805
Eaton Corp.	2,898	189,529
Illinois Tool Works, Inc.	1,893	169,480
Parker Hannifin Corp.	1,818	110,753
		808,567

Road & Rail — 2.7%
CSX Corp.	4,509	187,800
Union Pacific Corp.	1,914	133,406
		321,206
Total Industrials		1,986,967

Information Technology — 9.5%
Communications Equipment — 2.3%
Motorola, Inc.	18,125	271,331

Computers & Peripherals — 3.2%
EMC Corp.*	20,535	252,991
Hewlett-Packard Co.	6,100	133,834
		386,825

Electronic Equipment & Instruments — 0.6%
Solectron Corp. *	22,294	77,360

Office Electronics — 1.8%
Xerox Corp. *	14,302	216,676

Semiconductors & Semiconductor Equipment — 0.3%
Teradyne, Inc. *	2,117	30,908

Software — 1.3%
Microsoft Corp.	6,358	153,673
Total Information Technology		1,136,773

Materials — 13.0%
Chemicals — 8.0%
E.l. Du Pont de Nemours & Co.	3,612	185,079
Monsanto Co.	3,189	205,690
Potash Corp. of Saskatchewan, Inc.	1,855	162,331
Praxair, Inc.	5,531	264,714
Rohm & Haas Co.	3,056	146,688
		964,502

Metals & Mining — 2.7%
Alcoa, Inc.	4,039	122,745
Newmont Mining Corp.	4,810	203,223
		325,968

Paper & Forest Products — 2.3%
International Paper Co.	7,379	271,473
Total Materials		1,561,943

Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.9%
SBC Communications, Inc.	4,853	114,968
Verizon Communications, Inc.	6,669	236,749
Total Telecommunication Services		351,717

Utilities — 0.8%
Electric Utilities — 0.8%
Progress Energy, Inc.	2,340	98,163

Total Common Stocks
(Cost—$10,072,732)		11,945,369

	Principal Amount
Short-Term Securities — 1.2%
Repurchase Agreement** — 1.2%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $144,278
(Cost—$144,268)	$144,268	144,268
Total Investments — 100.5%
(Cost—$10,217,000)		12,089,637
Other Liabilities in Excess of Assets — (0.5)%		(62,604)
Net Assets—100.0%		$12,027,033

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Levin Large Cap Value Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 97.7%
Consumer Discretionary — 13.2%
Household Durables — 2.0%
Koninklijke Philips Electronics NV (NY Registered Shares)	2,332	$64,177

Media — 7.1%
Clear Channel Communications, Inc.	1,090	37,572
EchoStar Communications Corp., (Class A)	1,360	39,780
News Corp. (Class A)	4,974	84,160
Time Warner, Inc. *	2,680	47,034
Viacom, Inc. (Class B)	450	15,674
		224,220

Multiline Retail — 1.0%
Federated Department Stores, Inc.	480	30,547

Specialty Retail — 3.1%
Home Depot, Inc.	1,600	61,184
Ltd Brands	1,458	35,429
		96,613
Total Consumer Discretionary		415,557

Consumer Staples — 8.8%
Beverages — 3.9%
Coca-Cola Enterprises, Inc.	680	28,336
Diageo plc, ADR	1,000	56,900
PepsiCo, Inc.	720	38,181
		123,417

Food Products — 0.7%
General Mills, Inc.	440	21,626

Household Products — 2.4%
Colgate-Palmolive Co.	410	21,390
Procter & Gamble Co.	1,010	53,530
		74,920

Tobacco — 1.8%
Altria Group, Inc.	870	56,889
Total Consumer Staples		276,852

Energy — 12.7%
Energy Equipment & Services — 2.3%
Cooper Cameron Corp. *	570	32,610
Williams Cos., Inc.	2,079	39,106
		71,716

Oil & Gas — 10.4%
Apache Corp.	560	34,289
BP plc, ADR	1,300	81,120
ChevronTexaco Corp.	1,120	65,307
Exxon Mobil Corp.	1,678	100,009
Unocal Corp.	753	46,452
		327,177
Total Energy		398,893

Financials — 21.1%
Capital Markets — 3.9%
Bank of New York Co., Inc. (The)	2,966	86,162
Morgan Stanley	630	36,068
		122,230

Commercial Banks — 10.5%
Bank of America Corp.	2,980	131,418
U.S. Bancorp	2,424	69,860
Wachovia Corp.	1,320	67,201
Wells Fargo & Co.	1,050	62,790
		331,269

Consumer Finance — 1.4%
MBNA Corp.	1,840	45,172

Diversified Financial Services — 4.0%
Citigroup, Inc.	2,781	124,978

Insurance — 0.7%
American International Group, Inc.	390	21,610

Thrifts & Mortgage Finance — 0.6%
Federal Home Loan Mortgage Corp.	300	18,960
Total Financials		664,219

Health Care — 6.1%
Health Care Equipment & Supplies — 1.2%
Thermo Electron Corp. *	1,583	40,034

Health Care Providers & Services — 0.5%
WellPoint, Inc. *	120	15,042

Pharmaceuticals — 4.4%
Johnson & Johnson	430	28,879
Pfizer, Inc.	1,850	48,600
Wyeth	1,440	60,739
		138,218
Total Health Care		193,294

Industrials — 17.8%
Aerospace & Defense — 7.3%
Honeywell International, Inc.	1,149	42,754
Lockheed Martin Corp.	790	48,238
Northrop Grumman Corp.	1,750	94,465
United Technologies Corp.	440	44,730
		230,187

Electrical Equipment — 1.3%
Agilent Technologies, Inc. *	1,230	27,306
Emerson Electric Co.	210	13,635
		40,941

Industrial Conglomerates — 8.4%
General Electric Co.	3,189	114,995
Textron, Inc.	924	68,949
Tyco International Ltd.	2,452	82,878
		266,822

Machinery — 0.8%
ITT Industries, Inc.	270	24,365
Total Industrials		562,315

Information Technology — 7.4%
Communications Equipment — 1.0%
Cisco Systems, Inc. *	1,660	29,697

Computers & Peripherals — 1.8%
Hewlett-Packard Co.	764	16,762
International Business Machines Corp.	439	40,116
		56,878

IT Services — 2.2%
Accenture, Ltd. (Class A) *	2,917	70,446

Semiconductors & Semiconductor Equipment — 0.4%
Texas Instruments, Inc.	540	13,765

Software — 2.0%
Microsoft Corp.	2,590	62,600
Total Information Technology		233,386

Materials — 4.3%
Chemicals — 3.0%
Dow Chemical Co. (The)	1,430	71,286
PPG Industries, Inc.	320	22,886
		94,172

Paper & Forest Products — 1.3%
Georgia-Pacific Corp.	600	21,294
International Paper Co.	540	19,866
		41,160
Total Materials		135,332

Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.9%
SBC Communications, Inc.	2,050	48,565
Verizon Communications, Inc.	1,202	42,671
Total Telecommunication Services		91,236

Utilities — 3.4%
Electric Utilities — 3.4%
Entergy Corp.	720	50,875
PG&E Corp.	1,640	55,924
Total Utilities		106,799

Total Common Stocks
(Cost—$2,805,954)		3,077,883
Total Investments — 97.7%
(Cost—$2,805,954)		3,077,883
Other Assets Less Liabilities — 2.3%		70,866
Net Assets— 100.0%		$3,148,749

*                 Non-income producing security.

Glossary:

ADR — American Depositary Receipt.

NY Registered Shares — A foreign company’s shares that are registered through their home office in New York.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/MLIM Relative Value Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 95.2%
Consumer Discretionary — 8.8%
Media — 3.0%
Viacom, Inc. (Class B)	12,700	$442,341

Multiline Retail — 2.9%
J.C. Penney Co., Inc.	8,400	436,128

Specialty Retail — 2.9%
Ltd Brands	18,200	442,260
Total Consumer Discretionary		1,320,729

Consumer Staples — 8.3%
Food Products — 5.5%
ConAgra Foods, Inc.	15,300	413,406
Sara Lee Corp.	18,200	403,312
		816,718

Household Products — 2.8%
Kimberly-Clark Corp.	6,500	427,245
Total Consumer Staples		1,243,963

Energy — 10.4%
Oil & Gas — 10.4%
ChevronTexaco Corp.	8,300	483,973
ConocoPhillips	5,200	560,768
Exxon Mobil Corp.	8,600	512,560
Total Energy		1,557,301

Financials — 26.8%
Capital Markets — 3.3%
Lehman Brothers Holdings, Inc.	5,300	499,048

Commercial Banks — 9.9%
Huntington Bancshares, Inc.	13,340	318,826
Marshall & Ilsley Corp.	7,700	321,475
U.S. Bancorp	14,300	412,126
Wachovia Corp.	8,200	417,462
		1,469,889

Insurance — 8.6%
Allstate Corp. (The)	8,600	464,916
American International Group, Inc.	6,600	365,706
Hartford Financial Services Group, Inc.	6,600	452,496
		1,283,118

Thrifts & Mortgage Finance — 5.0%
Federal National Mortgage Assn.	6,300	343,035
Washington Mutual, Inc.	10,230	404,085
		747,120
Total Financials		3,999,175

Health Care — 15.1%
Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	13,100	445,138

Pharmaceuticals — 12.1%
Abbott Laboratories	9,400	438,228
Bristol-Myers Squibb Co.	17,200	437,912
Merck & Co., Inc.	14,800	479,076
Wyeth	10,700	451,326
		1,806,542
Total Health Care		2,251,680

Industrials — 9.4%
Aerospace & Defense — 3.2%
Boeing Co. (The)	8,100	473,526

Machinery — 3.0%
Ingersoll-Rand Co. Ltd. (Class A)	5,600	446,040

Road & Rail — 3.2%
Union Pacific Corp.	6,829	475,981
Total Industrials		1,395,547

Information Technology — 8.7%
Computers & Peripherals — 6.0%
Hewlett-Packard Co.	21,300	467,322
International Business Machines Corp.	4,600	420,348
		887,670

Office Electronics — 2.7%
Xerox Corp. *	26,700	404,505
Total Information Technology		1,292,175

Materials — 2.9%
Metals & Mining — 2.9%
Alcoa, Inc.	14,300	434,577

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	11,400	404,700

Utilities — 2.1%
Electric Utilities — 2.1%
FPL Group, Inc.	7,776	312,206

Total Common Stocks
(Cost—$11,520,010)		14,212,053

	Principal Amount
Short-Term Securities — 2.6%
Repurchase Agreement** — 2.6%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $390,094
(Cost—$390,067)	$390,067	390,067
Total Investments — 97.8%
(Cost —$11,910,077)		14,602,120
Other Assets Less Liabilities — 2.2%		323,089
Net Assets —100.0%		$14,925,209

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 97.8%
Consumer Discretionary — 9.1%
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	522	$16,255

Media — 5.1%
McGraw-Hill Cos., Inc. (The)	377	32,893
News Corp. (Class A)	1,451	24,551
Time Warner, Inc. *	669	11,741
Viacom, Inc. (Class B)	390	13,584
		82,769

Multiline Retail — 1.5%
Target Corp.	470	23,509

Specialty Retail — 1.5%
Home Depot, Inc.	628	24,015
Total Consumer Discretionary		146,548

Consumer Staples — 25.7%
Beverages — 6.6%
Anheuser-Busch Cos., Inc.	329	15,591
Coca-Cola Enterprises, Inc.	1,178	49,087
PepsiCo, Inc.	785	41,629
		106,307

Food & Staples Retailing — 6.2%
Sysco Corp.	470	16,826
Wal-Mart Stores, Inc.	956	47,905
Walgreen Co.	775	34,426
		99,157

Food Products — 3.0%
Kraft Foods, Inc. (Class A)	484	15,996
Nestle SA, ADR (Registered)	482	32,945
		48,941

Household Products — 4.1%
Colgate-Palmolive Co.	319	16,642
Procter & Gamble Co.	932	49,396
		66,038

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The)	370	16,643

Tobacco — 4.8%
Altria Group, Inc.	1,193	78,010
Total Consumer Staples		415,096

Energy — 16.2%
Oil & Gas — 16.2%
BP plc, ADR	782	48,797
ChevronTexaco Corp.	834	48,631
ConocoPhillips	307	33,107
Exxon Mobil Corp.	1,377	82,069
Occidental Petroleum Corp.	205	14,590
Royal Dutch Petroleum Co. (NY Registered Shares)	275	16,511
Total SA, ADR	150	17,584
Total Energy		261,289

Financials — 17.8%
Capital Markets — 1.6%
Morgan Stanley	450	25,762

Commercial Banks — 4.0%
Bank of America Corp.	747	32,943
HSBC Holdings plc, ADR	385	30,569
		63,512
Consumer Finance — 1.9%
American Express Co.	601	30,873

Diversified Financial Services — 5.5%
Citigroup, Inc.	1,459	65,568
JPMorgan Chase & Co.	677	23,424
		88,992

Insurance — 2.6%
American International Group, Inc.	501	27,761
Marsh & McLennan Cos., Inc.	472	14,358
		42,119

Thrifts & Mortgage Finance — 2.2%
Federal Home Loan Mortgage Corp.	338	21,362
Federal National Mortgage Assn.	259	14,102
		35,464
Total Financials		286,722

Health Care — 12.3%
Pharmaceuticals — 12.3%
Abbott Laboratories	728	33,939
Eli Lilly & Co.	633	32,979
Johnson & Johnson	758	50,907
Merck & Co., Inc.	488	15,797
Pfizer, Inc.	2,445	64,230
Total Health Care		197,852

Industrials — 8.0%
Air Freight & Logistics — 1.5%
United Parcel Service, Inc. (Class B)	336	24,441

Electrical Equipment — 1.4%
Emerson Electric Co.	359	23,310

Industrial Conglomerates — 5.1%
General Electric Co.	2,272	81,928
Total Industrials		129,679

Information Technology — 8.1%
Computers & Peripherals — 1.6%
International Business Machines Corp.	271	24,764

Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	2,100	48,783

Software — 3.5%
Microsoft Corp.	2,355	56,920
Total Information Technology		130,467

Materials — 0.6%
Chemicals — 0.6%
Praxair, Inc.	200	9,572

Total Common Stocks
(Cost—$1,546,487)		1,577,225

	Principal Amount
Short-Term Securities — 16.0%
Repurchase Agreement** — 16.0%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $258,641
(Cost — $258,623)	$258,623	258,623
Total Investments — 113.8%
(Cost — $1,805,110)		1,835,848
Other Liabilities in Excess of Assets — (13.8)%		(223,233)
Net Assets — 100.0%		$1,612,615

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

NY Registered Shares — A foreign company’s shares that are registered through their home office in New York.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/INVESCO-NAM Large Cap Core Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 96.0%
Consumer Discretionary — 8.1%
Hotels, Restaurants & Leisure — 1.0%
International Game Technology	870	$23,194

Media — 1.5%
Viacom, Inc. (Class B)	985	34,308

Multiline Retail — 1.3%
Target Corp.	604	30,212

Specialty Retail — 4.3%
Home Depot, Inc.	844	32,274
Lowe’s Cos., Inc.	510	29,116
Tiffany & Co.	1,190	41,079
		102,469
Total Consumer Discretionary		190,183

Consumer Staples — 8.6%
Beverages — 2.6%
Coca-Cola Enterprises, Inc.	840	35,003
PepsiCo, Inc.	493	26,144
		61,147

Food & Staples Retailing — 4.5%
Wal-Mart Stores, Inc.	1,347	67,498
Walgreen Co.	915	40,644
		108,142

Household Products — 1.5%
Procter & Gamble Co.	660	34,980
Total Consumer Staples		204,269

Energy — 4.0%
Energy Equipment & Services — 3.0%
ENSCO International, Inc.	360	13,558
Schlumberger Ltd.	340	23,963
Transocean, Inc. *	670	34,478
		71,999

Oil & Gas — 1.0%
Exxon Mobil Corp.	390	23,244
Total Energy		95,243

Financials — 16.1%
Capital Markets — 5.2%
Bank of New York Co., Inc. (The)	1,035	30,067
Goldman Sachs Group, Inc.	410	45,096
Morgan Stanley	836	47,861
		123,024

Commercial Banks — 1.9%
Bank of America Corp.	1,000	44,100

Consumer Finance — 1.5%
MBNA Corp.	1,440	35,352

Diversified Financial Services — 3.7%
Citigroup, Inc.	1,328	59,680
JPMorgan Chase & Co.	780	26,988
		86,668

Insurance — 2.3%
American International Group, Inc.	1,000	55,410

Thrifts & Mortgage Finance — 1.5%
Federal National Mortgage Assn.	639	34,794
Total Financials		379,348

Health Care — 14.4%
Biotechnology — 3.1%
Amgen, Inc. *	620	36,090
Genentech, Inc. *	670	37,929
		74,019

Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. *	590	17,281
Medtronic, Inc.	908	46,263
		63,544

Pharmaceuticals — 8.6%
Eli Lilly & Co.	590	30,739
Johnson & Johnson	1,104	74,145
Pfizer, Inc.	2,678	70,351
Wyeth	670	28,260
		203,495
Total Health Care		341,058

Industrials — 15.2%
Aerospace & Defense — 3.9%
Honeywell International, Inc.	1,098	40,857
United Technologies Corp.	520	52,863
		93,720

Electrical Equipment — 1.5%
Emerson Electric Co.	541	35,127

Industrial Conglomerates — 2.9%
General Electric Co.	1,906	68,730

Machinery — 6.9%
Caterpillar, Inc.	390	35,661
Deere & Co.	420	28,195
Eaton Corp.	580	37,932
Illinois Tool Works, Inc.	370	33,126
Ingersoll-Rand Co. Ltd. (Class A)	344	27,400
		162,314
Total Industrials		359,891

Information Technology — 21.4%
Communications Equipment — 2.9%
Cisco Systems, Inc. *	2,391	42,775
QUALCOMM, Inc.	726	26,608
		69,383

Computers & Peripherals — 5.1%
Dell, Inc. *	1,337	51,368
EMC Corp.*	3,096	38,143
International Business Machines Corp.	330	30,155
		119,666

Internet Software & Services — 0.6%
Yahoo!, Inc. *	390	13,221

IT Services — 1.2%
First Data Corp.	740	29,089

Semiconductors & Semiconductor Equipment — 8.1%
Altera Corp. *	1,376	27,217
Applied Materials, Inc. *	810	13,163
Intel Corp.	2,116	49,155
Linear Technology Corp.	850	32,563
Maxim Integrated Products, Inc.	423	17,288
Texas Instruments, Inc.	2,060	52,509
		191,895

Software — 3.5%
Microsoft Corp.	2,275	54,987
Symantec Corp. *	1,270	27,089
		82,076
Total Information Technology		505,330

Materials — 8.2%
Chemicals — 5.5%
Air Products & Chemicals, Inc.	649	41,075
E.l. Du Pont de Nemours & Co.	485	24,852
PPG Industries, Inc.	402	28,751
Praxair, Inc.	756	36,182
		130,860

Metals & Mining — 1.3%
Alcoa, Inc.	1,030	31,302

Paper & Forest Products — 1.4%
Weyerhaeuser Co.	462	31,647
Total Materials		193,809

Total Common Stocks
(Cost—$2,114,104)		2,269,131

	Principal Amount
Short-Term Securities — 3.7%
Repurchase Agreement** — 3.7%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $87,809
(Cost—$87,803)	$87,803	87,803
Total Investments — 99.7%
(Cost— $2,201,907)		2,356,934
Other Assets Less Liabilities — 0.3%		7,604
Net Assets—100.0%		$2,364,538

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Nicholas-Applegate Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 96.6%
Consumer Discretionary — 16.8%
Hotels, Restaurants & Leisure — 4.2%
Hilton Hotels Corp.	1,302	$29,100
Starbucks Corp. *	507	26,191
		55,291

Household Durables — 1.0%
D.R. Horton, Inc.	441	12,895

Media — 3.9%
Liberty Media International Inc.*	461	20,164
Time Warner, Inc. *	1,742	30,572
		50,736

Multiline Retail — 4.6%
J.C. Penney Co., Inc.	645	33,489
Target Corp.	519	25,960
		59,449

Textiles, Apparel & Luxury Goods — 3.1%
Coach, Inc. *	712	40,321
Total Consumer Discretionary		218,692

Consumer Staples — 2.3%
Beverages — 2.3%
PepsiCo, Inc.	567	30,068

Energy — 6.6%
Energy Equipment & Services — 3.1%
Baker Hughes, Inc.	437	19,442
Transocean, Inc. *	400	20,584
		40,026

Oil & Gas — 3.5%
Burlington Resources, Inc.	546	27,338
XTO Energy, Inc.	575	18,883
		46,221
Total Energy		86,247

Financials — 3.7%
Capital Markets — 1.5%
Franklin Resources, Inc.	277	19,016

Diversified Financial Services — 2.2%
Chicago Mercantile Exchange Holdings, Inc.	151	29,298
Total Financials		48,314

Health Care — 21.2%
Biotechnology — 5.1%
Amgen, Inc. *	385	22,411
Genentech, Inc. *	400	22,644
Gilead Sciences, Inc. *	583	20,871
		65,926

Health Care Equipment & Supplies — 2.3%
CR Bard, Inc.	433	29,479

Health Care Providers & Services — 9.2%
Aetna, Inc.	540	40,473
Caremark Rx, Inc. *	773	30,750
UnitedHealth Group, Inc.	513	48,930
		120,153

Pharmaceuticals — 4.6%
Johnson & Johnson	899	60,377
Total Health Care		275,935

Industrials — 10.5%
Electrical Equipment — 2.2%
Rockwell Automation, Inc.	507	28,716

Industrial Conglomerates — 2.5%
General Electric Co.	908	32,743

Machinery — 3.4%
Caterpillar, Inc.	205	18,745
Danaher Corp.	487	26,011
		44,756

Road & Rail — 2.4%
Burlington Northern Santa Fe Corp.	570	30,740
Total Industrials		136,955

Information Technology — 30.0%
Communications Equipment — 4.5%
Qualcomm, Inc.	1,612	59,080

Computers & Peripherals — 9.0%
Apple Computer, Inc. *	1,287	53,629
Dell, Inc. *	1,022	39,265
Network Appliance, Inc. *	857	23,705
		116,599

Internet Software & Services — 4.6%
Yahoo!, Inc. *	1,773	60,105

IT Services — 3.2%
Cognizant Technology Solutions Corp., (Class A) *	895	41,349

Semiconductors & Semiconductor Equipment — 4.5%
Intel Corp.	1,666	38,701
Marvell Technology Group Ltd. *	533	20,435
		59,136

Software — 4.2%
Adobe Systems, Inc.	556	37,346
Oracle Corp. *	1,418	17,697
		55,043
Total Information Technology		391,312

Materials — 4.0%
Chemicals — 2.5%
Dow Chemical Co. (The)	651	32,452

Metals & Mining — 1.5%
Nucor Corp.	353	20,319
Total Materials		52,771

Telecommunication Services — 1.5%
Wireless Telecommunication Services — 1.5%
Nextel Communications, Inc. (Class A) *	708	20,121

Total Common Stocks
(Cost—$1,131,555)		1,260,415

	Principal Amount
Short-Term Securities — 3.1%
Repurchase Agreement** — 3.1%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $39,848
(Cost—$39,845)	$39,845	39,845
Total Investments — 99.7%
(Cost — $1,171,400)		1,300,260
Other Assets Less Liabilities — 0.3%		4,017
Net Assets — 100.0%		$1,304,277

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Rittenhouse Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 93.9%
Consumer Discretionary — 8.2%
Media — 1.2%
Omnicom Group, Inc.	1,400	$123,928

Multiline Retail — 1.8%
Target Corp.	3,700	185,074

Specialty Retail — 5.2%
Bed Bath & Beyond, Inc. *	7,000	255,780
Lowe’s Cos., Inc.	4,800	274,032
		529,812
Total Consumer Discretionary		838,814

Consumer Staples — 15.7%
Beverages — 2.8%
PepsiCo, Inc.	5,400	286,362

Food & Staples Retailing — 6.9%
Sysco Corp.	8,500	304,300
Wal-Mart Stores, Inc.	8,000	400,880
		705,180

Household Products — 6.0%
Colgate-Palmolive Co.	4,600	239,982
Procter & Gamble Co.	7,000	371,000
		610,982
Total Consumer Staples		1,602,524

Financials — 15.4%
Capital Markets — 2.8%
Bank of New York Co., Inc. (The)	5,400	156,870
Morgan Stanley	2,300	131,675
		288,545

Commercial Banks — 2.6%
Wells Fargo & Co.	4,500	269,100

Consumer Finance — 1.4%
MBNA Corp.	5,700	139,935

Diversified Financial Services — 3.6%
Citigroup, Inc.	8,100	364,014

Insurance — 5.0%
Aflac, Inc.	4,600	171,396
American International Group, Inc.	6,100	338,001
		509,397
Total Financials		1,570,991

Health Care — 21.4%
Biotechnology — 3.4%
Amgen, Inc. *	5,900	343,439

Health Care Equipment & Supplies — 6.8%
Medtronic, Inc.	6,900	351,555
Stryker Corp.	4,200	187,362
Zimmer Holdings, Inc. *	2,000	155,620
		694,537

Health Care Providers & Services — 3.2%
Medco Health Solutions, Inc.*	2,600	128,882
UnitedHealth Group, Inc.	2,100	200,298
		329,180

Pharmaceuticals — 8.0%
Eli Lilly & Co.	3,700	192,770
Johnson & Johnson	6,800	456,688
Pfizer, Inc.	6,400	168,128
		817,586
Total Health Care		2,184,742

Industrials — 10.3%
Aerospace & Defense — 1.3%
United Technologies Corp.	1,300	132,158

Electrical Equipment — 1.5%
Emerson Electric Co.	2,400	155,832

Industrial Conglomerates — 7.5%
3M Co.	3,200	274,208
General Electric Co.	13,800	497,628
		771,836
Total Industrials		1,059,826

Information Technology — 22.9%
Communications Equipment — 4.4%
Cisco Systems, Inc. *	15,900	284,451
QUALCOMM, Inc.	4,400	161,260
		445,711

Computers & Peripherals — 7.0%
Dell, Inc. *	10,100	388,042
International Business Machines Corp.	3,600	328,968
		717,010

Semiconductors & Semiconductor Equipment — 5.4%
Intel Corp.	9,500	220,685
Linear Technology Corp.	4,300	164,733
Texas Instruments, Inc.	6,700	170,783
		556,201

Software — 6.1%
Microsoft Corp.	18,100	437,477
Oracle Corp. *	14,800	184,704
		622,181
Total Information Technology		2,341,103

Total Common Stocks
(Cost—$8,863,217)		9,598,000

	Principal Amount
Short-Term Securities — 3.3%
Repurchase Agreement** — 3.3%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $332,545
(Cost—$332,522)	$332,522	332,522
Total Investments — 97.2%
(Cost — $9,195,739)		9,930,522
Other Assets Less Liabilities — 2.8%		290,278
Net Assets — 100.0%		$10,220,800

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Seneca Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 95.8%
Consumer Discretionary — 18.5%
Hotels, Restaurants & Leisure — 5.2%
Carnival Corp.	1,740	$90,149
Marriott International, Inc. (Class A)	1,690	112,994
		203,143

Media — 2.3%
Viacom, Inc. (Class B)	2,570	89,513

Multiline Retail — 3.6%
J.C. Penney Co., Inc.	2,690	139,665

Specialty Retail — 4.5%
Gap, Inc. (The)	3,600	78,624
Lowe’s Cos., Inc.	1,690	96,482
		175,106

Textiles, Apparel & Luxury Goods — 2.9%
Nike, Inc. (Class B)	1,360	113,302
Total Consumer Discretionary		720,729

Consumer Staples — 5.2%
Beverages — 2.3%
Coca-Cola Enterprises, Inc.	4,320	88,646

Household Products — 2.9%
Colgate-Palmolive Co.	2,200	114,774
Total Consumer Staples		203,420

Financials — 4.6%
Diversified Financial Services — 2.4%
JPMorgan Chase & Co.	2,750	95,150

Insurance — 2.2%
American International Group, Inc.	1,560	86,440
Total Financials		181,590

Health Care — 15.2%
Biotechnology — 3.5%
Amgen, Inc. *	2,370	137,958

Health Care Equipment & Supplies — 2.8%
Stryker Corp.	2,440	108,848

Health Care Providers & Services — 5.3%
Caremark Rx, Inc. *	2,530	100,643
UnitedHealth Group, Inc.	1,120	106,826
		207,469

Pharmaceuticals — 3.6%
Johnson & Johnson	2,080	139,693
Total Health Care		593,968

Industrials — 14.1%
Aerospace & Defense — 5.8%
L-3 Communications Holdings, Inc.	1,420	100,849
United Technologies Corp.	1,220	124,025
		224,874

Air Freight & Logistics — 3.0%
FedEx Corp.	1,250	117,437

Industrial Conglomerates — 5.3%
3M Co.	1,280	109,683
General Electric Co.	2,700	97,362
		207,045
Total Industrials		549,356

Information Technology — 35.4%
Communications Equipment — 5.8%
QUALCOMM, Inc.	3,670	134,506
Telefonaktiebolaget LM Ericsson, ADR *	3,240	91,368
		225,874

Computers & Peripherals — 11.2%
Dell, Inc. *	3,410	131,012
EMC Corp.*	9,000	110,880
International Business Machines Corp.	1,390	127,018
Network Appliance, Inc. *	2,530	69,980
		438,890

Internet Software & Services — 2.6%
VeriSign, Inc. *	3,560	102,172

IT Services — 4.9%
Alliance Data Systems Corp. *	2,000	80,800
Automatic Data Processing, Inc.	2,480	111,476
		192,276

Semiconductors & Semiconductor Equipment — 8.0%
Applied Materials, Inc. *	5,020	81,575
Intel Corp.	4,690	108,949
Xilinx, Inc.	4,110	120,135
		310,659

Software — 2.9%
Adobe Systems, Inc.	1,690	113,517
Total Information Technology		1,383,388

Materials — 2.8%
Chemicals — 2.8%
Dow Chemical Co. (The)	2,200	109,670

Total Common Stocks
(Cost—$3,511,438)		3,742,121

	Principal Amount
Short-Term Securities — 5.6%
Repurchase Agreement** — 5.6%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $219,809
(Cost—$219,794)	$219,794	219,794
Total Investments — 101.4%
(Cost —$3,731,232)		3,961,915
Other Liabilities in Excess of Assets — (1.4)%		(55,407)
Net Assets —100.0%		$3,906,508

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Valenzuela Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 96.5%
Consumer Discretionary — 17.3%
Auto Components — 1.0%
Lear Corp.	800	$35,488

Hotels, Restaurants & Leisure — 2.8%
Ruby Tuesday, Inc.	4,320	104,933

Household Durables — 4.4%
Black & Decker Corp.	1,030	81,360
Hovnanian Enterprises, Inc. (Class A) *	1,600	81,600
		162,960

Media — 2.6%
Mediacom Communications Corp. (Class A) *	14,900	97,446

Specialty Retail — 4.0%
Ross Stores, Inc.	3,300	96,162
Staples, Inc.	1,600	50,288
		146,450

Textiles, Apparel & Luxury Goods — 2.5%
Columbia Sportswear Co. *	1,700	90,491
Total Consumer Discretionary		637,768

Consumer Staples — 2.5%
Food Products — 2.5%
J.M. Smucker Co. (The)	1,800	90,540

Energy — 4.5%
Oil & Gas — 4.5%
Marathon Oil Corp.	2,300	107,916
Pioneer Natural Resources Co.	1,365	58,313
Total Energy		166,229

Financials — 26.5%
Capital Markets — 9.2%
Affiliated Managers Group *	1,200	74,436
Legg Mason, Inc.	1,192	93,143
Lehman Brothers Holdings, Inc.	910	85,685
State Street Corp.	1,940	84,817
		338,081

Commercial Banks — 7.7%
Comerica, Inc.	1,900	104,652
Compass Bancshares, Inc.	1,760	79,904
UnionBanCal Corp.	1,600	98,000
		282,556

Consumer Finance — 2.0%
MBNA Corp.	3,070	75,369

Insurance — 3.0%
Everest Re Group Ltd.	600	51,066
SAFECO Corp.	1,200	58,452
		109,518

Thrifts & Mortgage Finance — 4.6%
Doral Financial Corp.	3,125	68,406
Sovereign Bancorp, Inc.	4,600	101,936
		170,342
Total Financials		975,866

Health Care — 9.4%
Health Care Providers & Services — 9.4%
Community Health Systems, Inc. *	3,800	132,658
Covance, Inc. *	2,520	119,977
Omnicare, Inc.	2,600	92,170
Total Health Care		344,805

Industrials — 13.3%
Aerospace & Defense — 2.5%
Precision Castparts Corp.	1,200	92,412

Air Freight & Logistics — 2.1%
J.B. Hunt Transport Services, Inc.	1,750	76,597

Commercial Services & Supplies — 2.3%
Manpower, Inc.	1,965	85,517

Machinery — 4.3%
Danaher Corp.	1,770	94,536
Parker Hannifin Corp.	1,050	63,966
		158,502

Trading Companies & Distributors — 2.1%
Hughes Supply, Inc.	2,640	78,540
Total Industrials		491,568

Information Technology — 3.7%
IT Services — 1.2%
Computer Sciences Corp. *	1,000	45,850

Semiconductors & Semiconductor Equipment — 2.5%
Brooks Automation, Inc. *	2,560	38,861
National Semiconductor Corp.	2,600	53,586
		92,447
Total Information Technology		138,297

Materials — 10.8%
Chemicals — 6.3%
PPG Industries, Inc.	1,450	103,704
Praxair, Inc.	2,680	128,265
		231,969

Containers & Packaging — 2.7%
Sealed Air Corp. *	1,900	98,686

Paper & Forest Products — 1.8%
Pope & Talbot, Inc.	3,870	68,034
Total Materials		398,689

Utilities — 8.5%
Electric Utilities — 8.5%
FirstEnergy Corp.	2,700	113,265
FPL Group, Inc.	2,800	112,420
PPL Corp.	1,600	86,384
Total Utilities		312,069

Total Common Stocks
(Cost—$2,895,427)		3,555,831

	Principal Amount
Short-Term Securities — 1.5%
Repurchase Agreement** — 1.5%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $56,634
(Cost—$56,630)	$56,630	56,630
Total Investments — 98.0%
(Cost —$2,952,057)		3,612,461
Other Assets Less Liabilities — 2.0%		73,706
Net Assets —100.0%		$3,686,167

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Seneca Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 97.1%
Consumer Discretionary — 21.1%
Hotels, Restaurants & Leisure — 9.0%
Darden Restaurants, Inc.	2,940	$90,199
Marriott International, Inc. (Class A)	1,540	102,964
Station Casinos, Inc.	1,060	71,603
		264,766

Media — 3.6%
DreamWorks Animation SKG, Inc. (Class A) *	2,560	104,218

Specialty Retail — 5.9%
Bed Bath & Beyond, Inc. *	1,890	69,061
Williams-Sonoma, Inc. *	2,840	104,370
		173,431

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc. *	1,360	77,017
Total Consumer Discretionary		619,432

Consumer Staples — 2.3%
Beverages — 2.3%
Coca-Cola Enterprises, Inc.	3,330	68,332

Financials — 2.4%
Capital Markets — 2.4%
Investors Financial Services Corp.	1,460	71,409

Health Care — 17.5%
Biotechnology — 3.2%
Genzyme Corp. *	1,640	93,873

Health Care Equipment & Supplies — 5.6%
Fisher Scientific International, Inc. *	1,490	84,811
Kinetic Concepts, Inc. *	1,350	80,527
		165,338

Health Care Providers & Services — 5.4%
Caremark Rx, Inc. *	1,960	77,969
Quest Diagnostic, Inc.	770	80,950
		158,919

Pharmaceuticals — 3.3%
Sepracor, Inc. *	1,670	95,875
Total Health Care		514,005

Industrials — 7.9%
Aerospace & Defense — 3.8%
L-3 Communications Holdings, Inc.	1,570	111,501

Machinery — 1.0%
Oshkosh Truck Corp.	350	28,697

Trading Companies & Distributors — 3.1%
W.W. Grainger, Inc.	1,490	92,782
Total Industrials		232,980

Information Technology — 36.6%
Communications Equipment — 6.9%
Comverse Technology, Inc. *	4,140	104,411
Juniper Networks, Inc. *	4,470	98,608
		203,019

Computers & Peripherals — 3.0%
Network Appliance, Inc. *	3,200	88,512

Electronic Equipment & Instruments — 3.9%
Jabil Circuit, Inc. *	4,010	114,365

Internet Software & Services — 3.9%
VeriSign, Inc. *	3,930	112,791

IT Services — 7.5%
Alliance Data Systems Corp. *	2,650	107,060
Global Payments, Inc.	1,730	111,568
		218,628

Semiconductors & Semiconductor Equipment — 7.8%
KLA-Tencor Corp. *	1,440	66,254
Microchip Technology, Inc.	2,720	70,747
Xilinx, Inc.	3,150	92,075
		229,076

Software — 3.6%
Adobe Systems, Inc.	1,590	106,800
Total Information Technology		1,073,191

Materials — 5.8%
Chemicals — 5.8%
Lyondell Chemical Co.	3,160	88,227
Rohm & Haas Co.	1,680	80,640
Total Materials		168,867

Telecommunication Services — 3.5%
Wireless Telecommunication Services — 3.5%
Nextel Partners, Inc. (Class A) *	4,690	102,992

Total Common Stocks
(Cost—$2,442,136)		2,851,208

	Principal Amount
Short-Term Securities — 3.4%
Repurchase Agreement** — 3.4%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $98,448
(Cost—$98,441)	$98,441	98,441
Total Investments — 100.5%
(Cost — $2,540,577)		2,949,649
Other Liabilities in Excess of Assets — (0.5)%		(13,773)
Net Assets — 100.0%		$2,935,876

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 95.0%
Consumer Discretionary — 5.4%
Auto Components — 1.5%
Commercial Vehicle Group, Inc. *	4,800	$96,000

Distributors — 0.5%
Beacon Roofing Supply, Inc. *	1,400	30,639

Specialty Retail — 2.1%
Gymboree Corp.*	10,500	131,670

Textiles, Apparel & Luxury Goods — 1.3%
Quaker Fabric Corp.	24,700	80,275
Total Consumer Discretionary		338,584

Consumer Staples — 6.2%
Food & Staples Retailing — 3.1%
Casey’s General Stores, Inc.	10,800	194,076

Food Products — 3.1%
Del Monte Foods Co. *	17,900	194,215
Total Consumer Staples		388,291

Energy — 11.4%
Energy Equipment & Services — 3.4%
Stolt Offshore SA, ADR *	26,877	211,253

Oil & Gas — 8.0%
Denbury Resources, Inc. *	4,900	172,627
Range Resources Corp.	9,700	226,592
Southwestern Energy Co. *	1,700	96,492
		495,711
Total Energy		706,964

Financials — 14.1%
Commercial Banks — 1.3%
Bancorp, Inc.*	5,750	80,500

Insurance — 1.2%
PMA Capital Corp. (Class A) *	9,300	74,400

Real Estate — 8.2%
Anthracite Capital, Inc.	7,300	81,322
HomeBanc Corp.	12,500	110,500
New York Mortgage Trust, Inc.	10,700	109,354
RAIT Investment Trust	2,170	58,200
Saxon Capital, Inc.	2,500	42,875
Sunset Financial Resources, Inc.	10,700	104,432
		506,683

Thrifts & Mortgage Finance — 3.4%
Franklin Bank Corp.*	4,700	81,075
IndyMac Bancorp, Inc.	3,800	129,200
		210,275
Total Financials		871,858

Industrials — 25.3%
Building Products — 5.7%
Griffon Corp. *	11,600	248,356
York International Corp.	2,800	109,704
		358,060

Commercial Services & Supplies — 4.5%
Aleris International, Inc. *	7,400	184,630
Ritchie Bros. Auctioneers, Inc.	3,000	94,800
		279,430

Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	2,800	123,284

Electrical Equipment — 2.6%
General Cable Corp. *	13,200	159,324

Machinery — 8.5%
Kennametal, Inc.	3,700	175,713
Reliance Steel & Aluminum Co.	2,700	108,027
Sauer-Danfoss, Inc.	10,700	242,141
		525,881

Road & Rail — 2.0%
Marten Transport Ltd. *	6,000	127,980
Total Industrials		1,573,959

Information Technology — 9.9%
Computers & Peripherals — 5.3%
Maxtor Corp. *	27,000	143,640
Quantum Corp. *	62,800	182,748
		326,388

Electronic Equipment & Instruments — 1.5%
Excel Technology, Inc. *	3,800	93,404

Semiconductors & Semiconductor Equipment — 3.1%
Mattson Technology, Inc. *	24,600	195,324
Total Information Technology		615,116

Materials — 22.7%
Chemicals — 5.3%
Agrium, Inc.	8,600	156,950
Georgia Gulf Corp.	1,200	55,176
PolyOne Corp. *	7,117	63,199
Valspar Corp.	1,200	55,848
		331,173

Containers & Packaging — 2.1%
Packaging Corp. of America	2,500	60,725
Smurfit-Stone Container Corp. *	4,370	67,604
		128,329

Metals & Mining — 6.1%
Century Aluminum Co. *	5,000	151,300
Gibraltar Industries, Inc.	10,600	232,564
		383,864

Paper & Forest Products — 9.2%
Buckeye Technologies, Inc. *	11,300	122,040
Glatfelter	4,800	70,800
Sappi Ltd., ADR	17,300	212,790
Wausau-Mosinee Paper Corp.	11,634	164,505
		570,135
Total Materials		1,413,501

Total Common Stocks
(Cost—$4,723,391)		5,908,273

	Principal Amount
Short-Term Securities — 5.1%
Repurchase Agreement** — 5.1%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $319,445
(Cost—$319,423)	$319,423	319,423
Total Investments — 100.1%
(Cost — $5,042,814)		6,227,696
Other Liabilities in Excess of Assets — (0.1)%		(6,574)
Net Assets — 100.0%		$6,221,122

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

NY Registered Shares — A foreign company’s shares that are registered through their home office in New York.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 95.7%
Consumer Discretionary — 24.6%
Auto Components — 1.7%
Gentex Corp.	1,900	$60,610

Hotels, Restaurants & Leisure — 8.7%
Cheesecake Factory, Inc. (The) *	2,750	97,488
Four Seasons Hotels, Inc.	600	42,420
Kerzner International Ltd. *	400	24,492
P.F. Chang’s China Bistro, Inc. *	800	47,840
Wynn Resorts Ltd. *	1,500	101,610
		313,850
Media — 4.0%
Getty Images, Inc. *	1,500	106,665
Gray Television, Inc.	2,500	36,175
		142,840

Multiline Retail — 0.5%
Tuesday Morning Corp. *	600	17,322

Specialty Retail — 4.7%
Aeropostale, Inc. *	1,100	36,025
PETsMART, Inc.	3,300	94,875
Williams-Sonoma, Inc. *	1,000	36,750
		167,650

Textiles, Apparel & Luxury Goods — 5.0%
Carter’s, Inc. *	1,200	47,700
Coach, Inc. *	2,300	130,249
		177,949
Total Consumer Discretionary		880,221

Consumer Staples — 0.9%
Food Products — 0.9%
Green Mountain Coffee Roasters, Inc. *	1,300	31,200

Financials — 13.3%
Commercial Banks — 3.2%
City National Corp.	900	62,838
Cullen/Frost Bankers, Inc.	1,200	54,180
		117,018

Consumer Finance — 1.3%
Cash America International, Inc.	2,100	46,053

Insurance — 4.3%
HCC Insurance Holdings, Inc.	600	21,696
IPC Holdings Ltd.	900	35,352
PartnerRe, Ltd.	1,500	96,900
		153,948

Thrifts & Mortgage Finance — 4.5%
Downey Financial Corp.	1,000	61,530
NewAlliance Bancshares, Inc.	1,500	21,000
Sovereign Bancorp, Inc.	1,300	28,808
Webster Financial Corp.	1,100	49,951
		161,289
Total Financials		478,308

Health Care — 25.1%
Biotechnology — 10.1%
Exelixis, Inc. *	4,600	31,188
Martek Biosciences Corp. *	700	40,733
Neurocrine Biosciences, Inc. *	1,000	38,060
Protein Design Labs, Inc. *	5,300	84,747
Telik, Inc. *	4,100	61,828
United Therapeutics Corp. *	2,300	105,098
		361,654

Health Care Equipment & Supplies — 5.9%
Advanced Neuromodulation Systems, Inc. *	500	13,405
Align Technology, Inc. *	1,000	6,240
Animas Corp. *	1,600	32,336
Fisher Scientific International, Inc. *	1,200	68,304
Mentor Corp.	1,100	35,310
Nektar Therapeutics, Inc. *	4,100	57,154
		212,749

Health Care Providers & Services — 4.0%
Advisory Board Co. (The) *	1,400	61,180
Andrx Corp. *	1,400	31,738
Coventry Health Care, Inc. *	750	51,105
		144,023

Pharmaceuticals — 5.1%
Amylin Pharmaceuticals, Inc. *	2,500	43,725
Endo Pharmaceuticals Holdings, Inc.*	1,400	31,570
Medicis Pharmaceutical Corp. (Class A)	1,800	53,964
MGI Pharma, Inc. *	2,100	53,067
		182,326
Total Health Care		900,752

Industrials — 11.3%
Air Freight & Logistics — 4.2%
J.B. Hunt Transport Services, Inc.	1,400	61,278
UTI Worldwide, Inc.	1,300	90,285
		151,563

Commercial Services & Supplies — 5.6%
Educate, Inc. *	1,400	19,418
Monster Worldwide, Inc. *	2,400	67,320
Resources Connection, Inc. *	3,200	66,976
West Corp. *	1,400	44,800
		198,514

Trading Companies & Distributors — 1.5%
MSC Industrial Direct Co., Inc. (Class A)	1,800	55,008
Total Industrials		405,085

Information Technology — 20.0%
Communications Equipment — 1.7%
Foundry Networks, Inc. *	3,300	32,670
Tekelec *	1,800	28,692
		61,362

Computers & Peripherals — 1.3%
PalmOne, Inc. *	1,800	45,684

Electronic Equipment & Instruments — 2.5%
Mettler Toledo International, Inc. *	1,300	61,750
Paxar Corp. *	1,400	29,876
		91,626

Internet Software & Services — 3.3%
Akamai Technologies, Inc. *	3,100	39,463
Ask Jeeves, Inc. *	1,500	42,120
Opsware, Inc. *	7,100	36,636
		118,219

IT Services — 1.5%
CheckFree Corp. *	1,300	52,988

Semiconductors & Semiconductor Equipment — 7.1%
AMIS Holdings, Inc. *	1,800	20,322
Cymer, Inc. *	1,900	50,863
Integrated Circuit Systems, Inc. *	2,000	38,240
Micrel, Inc. *	3,200	29,504
Power Integrations, Inc. *	1,800	37,602
Silicon Image, Inc.*	3,100	31,186
Skyworks Solutions, Inc. *	7,600	48,260
		255,977

Software — 2.6%
Jack Henry & Associates, Inc.	2,500	44,975
NAVTEQ Corp. *	1,100	47,685
		92,660
Total Information Technology		718,516

Materials — 0.5%
Construction Materials — 0.5%
AMCOL International Corp.	1,000	18,760

Total Common Stocks
(Cost—$2,990,920)		3,432,842

	Principal Amount
Short-Term Securities — 9.6%
Repurchase Agreement** — 9.6%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $345,570
(Cost—$345,546)	$345,546	345,546
Total Investments — 105.3%
(Cost —$3,336,466)		3,778,388
Other Liabilities in Excess of Assets — (5.3)%		(191,141)
Net Assets —100.0%		$3,587,247

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Lazard International Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 99.3%
Denmark — 2.1%
Danske Bank AS, ADR	3,590	$104,469

Finland — 4.0%
Nokia OYJ, ADR*	13,100	202,133

France — 12.6%
AXA SA, ADR	4,000	106,720
Sanofi-Aventis, ADR	2,600	110,084
Societe Generale, ADR	7,400	154,290
Total SA, ADR	1,350	158,260
Vivendi Universal SA, ADR *	3,400	104,040
		633,394

Germany — 4.2%
Schering AG, ADR	1,600	106,880
Siemens AG, ADR	1,300	102,778
		209,658

Ireland — 2.1%
Allied Irish Banks plc, ADR	2,500	104,275

Italy — 7.3%
Enel S.p.A., ADR	2,100	100,821
ENI S.p.A., ADR	1,200	156,192
Sanpaolo IMI S.p.A., ADR	3,500	109,585
		366,598

Japan — 9.1%
Canon, Inc., ADR	2,950	158,120
Kao Corp., ADR	650	148,200
Nomura Holdings, Inc., ADR	10,800	149,688
		456,008

Netherlands — 6.2%
Heineken NV, ADR	4,500	155,475
Royal Dutch Petroleum Co. (NY Registered Shares)	2,600	156,104
		311,579

Switzerland — 18.6%
Compagnie Financiere Richemont AG, ADR	3,200	100,814
Credit Suisse Group, ADR *	3,650	156,220
Nestle SA, ADR (Registered)	2,300	157,205
Novartis AG, ADR	2,200	102,916
Roche Holding AG, ADR	1,900	101,935
Swiss Reinsurance Co., ADR	1,450	103,530
UBS AG (Registered)	2,500	211,000
		933,620

United Kingdom — 33.1%
Barclays plc, ADR	5,000	207,200
BP plc, ADR	2,500	156,000
Cadbury Schweppes plc, ADR	5,340	217,338
Diageo plc, ADR	2,700	153,630
GlaxoSmithKline plc, ADR	4,400	202,048
HSBC Holdings plc, ADR	2,600	206,440
Tesco plc, ADR	5,600	101,640
Unilever plc, ADR	5,300	212,000
Vodafone Group plc, ADR	7,800	207,168
		1,663,464

Total Common Stocks
(Cost — $4,037,484)		4,985,198

	Principal Amount
Short-Term Securities — 3.7%
Repurchase Agreement** — 3.7%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $186,580
(Cost — $186,567)	$186,567	186,567
Total Investments — 103.0%
(Cost — $4,224,051)		5,171,765
Other Liabilities in Excess of Assets — (3.0)%		(152,799)
Net Assets — 100.0%		$5,018,966

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

NY Registered Shares — A foreign company’s shares that are registered through their home office in New York.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/William Blair International Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 96.6%
Australia — 2.5%
BHP Billiton Ltd., ADR	2,900	$81,142

Bermuda — 2.3%
Accenture Ltd. (Class A) *	3,110	75,106

Brazil — 2.6%
Banco Itau Holding Financeira SA, ADR	720	58,428
Gol - Linhas Aereas Inteligentes SA, ADR *	970	24,376
		82,804

Canada — 10.1%
Canadian National Railway Co.	1,070	67,742
EnCana Corp.	1,070	75,349
Four Seasons Hotels, Inc.	580	41,006
Manulife Financial Corp.	720	34,502
Precision Drilling Corp. *	710	53,009
Research In Motion Ltd. *	690	52,730
		324,338

Chile — 2.4%
Banco Santander Chile SA, ADR	1,410	46,713
Lan Airlines SA, ADR	890	31,684
		78,397

China — 2.0%
CNOOC Ltd., ADR	1,170	64,011

France — 7.0%
Sanofi-Aventis, ADR	3,040	128,714
Technip SA, ADR	770	32,101
Vivendi Universal SA, ADR *	2,080	63,648
		224,463

Germany — 2.9%
E.ON AG, ADR	2,160	62,100
Qiagen NV*	2,720	32,477
		94,577

Greece — 2.8%
National Bank of Greece SA, ADR	13,110	90,197

India — 3.5%
HDFC Bank Ltd., ADR	1,100	46,233
Infosys Technologies Ltd., ADR	900	66,357
		112,590

Indonesia — 1.2%
Indosat Tbk PT, ADR	1,500	38,775

Ireland — 2.6%
Allied Irish Banks plc, ADR	2,030	84,671

Japan — 19.2%
Canon, Inc., ADR	1,880	100,768
Fuji Photo Film Co. Ltd., ADR	2,200	80,476
Mitsubishi Tokyo Financial Group, Inc., ADR	6,980	60,377
Nidec Corp., ADR	1,120	34,944
ORIX Corp., ADR	1,440	92,549
Seven-Eleven Japan Co. Ltd., ADR	2,500	73,392
Sharp Corp., ADR	7,570	114,685
Toyota Motor Corp., ADR	840	62,479
		619,670

Mexico — 5.8%
America Movil SA de CV, ADR	1,200	61,920
Desarrolladora Homex SA de CV, ADR*	2,100	51,618
Grupo Aeroportuario del Sureste SA de CV, ADR	1,000	28,050
Wal-Mart de Mexico SA de CV, ADR	1,300	45,305
		186,893

Norway — 3.3%
Statoil ASA, ADR	6,200	106,268

Russia — 1.1%
Mobile TeleSystems, ADR	1,030	36,246

South Africa — 1.7%
Sasol Ltd., ADR	2,250	53,663

Sweden — 2.2%
Volvo AB, ADR	1,570	69,708

Switzerland — 5.6%
Serono SA, ADR	3,640	66,066
UBS AG (Registered)	1,370	115,628
		181,694

United Kingdom — 15.8%
ARM Holdings plc, ADR	5,300	31,800
BG Group plc, ADR	2,830	111,502
Cadbury Schweppes plc, ADR	1,600	65,120
Carnival Corp.	1,540	79,787
Tesco plc, ADR	5,200	94,380
Vodafone Group plc, ADR	4,780	126,957
		509,546

Total Common Stocks
(Cost—$2,929,294)		3,114,759

	Principal Amount
Short-Term Securities — 9.7%
Repurchase Agreement** — 9.7%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $315,188
(Cost—$315,166)	$315,166	315,166
Total Investments — 106.3%
(Cost — $3,244,460)		3,429,925
Other Liabilities in Excess of Assets — (6.3)%		(204,638)
Net Assets — 100.0%		$3,225,287

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Lord Abbett Government Securities Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)			(in U.S. dollars)

	S&P Rating	Principal Amount	Value
U.S. Government Securities — 106.6%
U.S. Government Agencies — Collateralized Mortgage Obligations — 8.2%
Federal Home Loan Mortgage Corp.
7.50% due 06/15/06	AAA	$114,168	$114,032
3.00% due 05/15/12	AAA	71,053	70,944
3.21% due 05/15/29 (b)	AAA	63,168	63,309
Federal National Mortgage Assn. (b)
3.38% due 08/25/07	AAA	114,351	114,697
3.03% due 05/25/08	AAA	60,998	60,065
3.70% due 10/25/08	AAA	198,573	200,071
3.31% due 03/25/09	AAA	138,330	138,833
4.06% due 01/25/22	AAA	65,396	65,162
			827,113

U.S. Government Agencies — Mortgage Backed Securities — 80.5%
Federal Home Loan Mortgage Corp.
6.00% due 06/01/08	AAA	29,588	30,129
5.50% due 09/01/18	AAA	153,763	157,097
5.00% due 11/01/18	AAA	190,158	190,467
4.50% due 04/01/19	AAA	625,999	613,451
5.00% due 07/01/19	AAA	24,000	24,026
5.50% due 07/01/19	AAA	14,659	14,969
7.00% due 03/01/32	AAA	49,008	51,647
6.50% due 08/01/32	AAA	2,364	2,457
7.00% due 11/01/32	AAA	67,138	70,732
5.00% due 08/01/33	AAA	134,036	131,518
5.00% due 03/01/34	AAA	563,342	551,551
5.00% due 05/01/34	AAA	270,997	265,325
5.00% due 06/01/34	AAA	71,935	70,429
4.37% due 02/01/35 (b)	AAA	90,000	89,826
Federal National Mortgage Assn.
6.63% due 11/15/10	AAA	155,000	170,443
4.75% due 02/21/13	AAA	410,000	402,143
5.50% due 04/01/17	AAA	24,295	24,783
5.00% due 03/01/20	AAA	475,001	475,057
6.50% due 07/01/30	AAA	151,041	157,351
6.00% due 09/01/32	AAA	8,695	8,899
5.50% due 10/01/34	AAA	205,001	205,439
3.92% due 11/01/34 (b)	AAA	59,218	58,769
5.50% due 11/01/34	AAA	200,001	200,428
4.54% due 12/01/34 (b)	AAA	63,356	62,861
5.50% due 01/01/35	AAA	946,177	948,196
5.50% due 02/01/35	AAA	85,000	85,181
Federal National Mortgage Assn., TBA
6.50% due 04/25/34 (c)	AAA	390,000	404,625
6.50% due 05/25/34 (c)	AAA	1,075,000	1,113,297
5.00% due 04/1/35	AAA	170,000	166,175
5.50% due 04/1/35	AAA	260,000	260,325
Government National Mortgage Assn.
7.00% due 02/15/31	AAA	2,775	2,934
Government National Mortgage Assn., TBA
5.50% due 04/1/35	AAA	1,100,000	1,109,625
U.S. Government Agencies			8,120,155

U.S. Government Treasuries — 17.9%
U.S. Treasury Bonds
5.25% due 02/15/29	AAA	581,000	611,798
U.S. Treasury Notes
3.13% due 01/31/07	AAA	536,000	529,928
4.88% due 02/15/12	AAA	492,000	508,048
U.S. Treasury Strips
0.00% due 11/15/27 (a)	AAA	485,000	159,039
			1,808,813

Total U.S. Government Securities
(Cost — $10,770,252)			10,756,081

Short-Term Securities — 21.4%
Discount Notes — 11.9%
Federal Farm Credit Bank
2.62% due 04/04/05 (a)		600,000	599,825
Federal Home Loan Mortgage Corp.
2.40% due 04/01/05 (a)		600,000	599,960
			1,199,785
Repurchase Agreement* — 9.5%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $961,689
(Cost—$961,623)		961,622	961,623
Total Short-Term Securities (Cost $2,161,492)			2,161,408
Total Investments — 128.0%
(Cost — $12,931,744)			12,917,489
Other Liabilities in Excess of Assets — (28.0)%			(2,827,581)
Net Assets — 100%			$10,089,908

*                 The repurchase agreement is fully collateralized by U.S.Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement

(a)       Zero coupon security - rate disclosed is yield as of March 31, 2005.

(b)       Floating rate security - rate disclosed is as of March 31, 2005.

(c)        Dollar roll transaction.

Glossary:

TBA — Security is subject to delayed delivery.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/MLIM Fixed-Income Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)			(in U.S. dollars)

	S&P Rating	Principal Amount	Value
Fixed Income Investments — 96.7%
Consumer Discretionary — 4.2%
Multiline Retail — 4.2%
Target Corp.
5.88% due 03/01/12	A+	$350,000	$369,488
6.35% due 01/15/11	A+	250,000	269,964
Total Consumer Discretionary			639,452

Financials — 21.6%
Capital Markets — 2.6%
Goldman Sachs Group, Inc.
4.13% due 01/15/08	A+	400,000	396,629

Commercial Banks — 2.6%
Wells Fargo & Co.
3.50% due 04/04/08	AA-	400,000	389,444

Consumer Finance — 6.2%
American General Finance Corp.
5.38% due 10/01/12	A+	250,000	253,380
HSBC Finance Corp.
5.88% due 02/01/09	A	400,000	416,225
International Lease Finance Corp.
6.38% due 03/15/09	AA-	250,000	264,524
			934,129

Diversified Financial Services — 8.5%
CIT Group, Inc.
5.50% due 11/30/07	A	250,000	256,002
Citigroup, Inc.
4.88% due 05/07/15	A+	375,000	363,363
JPMorgan Chase & Co.
5.13% due 09/15/14	A	375,000	369,068
National Rural Utilities Cooperative Finance Corp.
6.00% due 05/15/06	A+	300,000	306,696
			1,295,129

Thrifts & Mortgage Finance — 1.7%
Countrywide Home Loans, Inc.
5.50% due 08/01/06	A	250,000	254,174
Total Financials			3,269,505

Industrials — 2.2%
Industrial Conglomerates — 2.2%
General Electric Co.
5.00% due 02/01/13	AAA	325,000	324,528

Information Technology — 4.2%
Computers & Peripherals — 4.2%
International Business Machines Corp.
4.75% due 11/29/12	A+	375,000	373,476
5.38% due 02/01/09	A+	250,000	258,480
Total Information Technology			631,956

Materials — 2.7%
Metals & Mining — 2.7%
Alcoa, Inc.
5.38% due 01/15/13	A-	400,000	410,440

U.S. Government Securities — 61.8%
U.S. Government Agencies — 43.6%
Federal Home Loan Bank
5.13% due 03/06/06	AAA	250,000	253,424
Federal Home Loan Mortgage Corp.
5.13% due 07/15/12	AAA	350,000	358,533
5.50% due 12/01/17	AAA	214,941	219,553
Federal National Mortgage Assn.
6.63% due 10/15/07	AAA	240,000	254,472
3.25% due 01/15/08	AAA	500,000	487,545
5.25% due 01/15/09	AAA	350,000	360,732
6.50% due 06/01/16	AAA	24,507	25,598
6.50% due 06/01/17	AAA	10,826	11,308
6.00% due 07/01/17	AAA	17,873	18,468
6.00% due 09/01/17	AAA	143,438	148,217
5.50% due 11/01/17	AAA	359,039	366,250
5.00% due 02/01/18	AAA	271,894	272,042
5.00% due 11/01/18	AAA	804,873	805,312
5.50% due 02/01/19	AAA	385,837	393,787
6.50% due 08/01/32	AAA	261,678	272,166
7.00% due 05/01/32	AAA	225,245	237,573
6.00% due 11/01/32	AAA	97,888	100,185
6.00% due 01/01/33	AAA	287,194	293,932
6.00% due 02/01/33	AAA	227,299	232,632
6.00% due 11/01/33	AAA	637,901	652,201
6.50% due 12/01/33	AAA	307,300	319,046
Government National Mortgage Assn.
5.00% due 11/15/18	AAA	419,655	424,362
6.50% due 03/15/32	AAA	56,344	58,921
7.00% due 07/15/32	AAA	20,186	21,342
			6,587,601

U.S. Government Treasuries — 18.2%
U.S. Treasury Notes
4.38% due 05/15/07	AAA	500,000	505,586
6.63% due 05/15/07	AAA	250,000	264,170
4.75% due 11/15/08	AAA	500,000	511,992
4.00% due 11/15/12	AAA	750,000	732,188
4.25% due 11/15/14	AAA	750,000	734,502
			2,748,438
Total U.S. Government Securities			9,336,039

Total Fixed Income Investments
(Cost—$14,854,057)			14,611,920

Short-Term Securities — 3.3%
Repurchase Agreement* — 3.3%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $494,157
(Cost—$494,122)		494,122	494,122

Total Investments — 100.0%
(Cost — $15,348,179)	15,106,042
Other Assets Less Liabilities — 0.0%	6,634
Net Assets — 100%	$15,112,676

*                 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 95.0%
Consumer Discretionary — 7.8%
Household Durables — 0.6%
Newell Rubbermaid, Inc.	9,637	$211,436

Media — 5.9%
Clear Channel Communications, Inc.	6,442	222,056
Comcast Corp. (Class A Non-Voting) *	21,444	716,229
Tribune Co.	9,247	368,678
Viacom, Inc. (Class B)	5,614	195,536
Walt Disney Co.	23,483	674,666
		2,177,165

Multiline Retail — 0.3%
Federated Department Stores, Inc.	900	57,276
Target Corp.	1,430	71,529
		128,805

Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc. (Class B)	4,364	363,565
Total Consumer Discretionary		2,880,971

Consumer Staples — 11.6%
Beverages — 2.0%
Diageo plc, ADR	2,604	148,167
PepsiCo, Inc.	11,497	609,686
		757,853

Food & Staples Retailing — 2.9%
CVS Corp.	6,600	347,292
Kroger Co. (The) *	31,100	498,533
Wal-Mart Stores, Inc.	4,800	240,528
		1,086,353

Food Products — 4.0%
Archer-Daniels-Midland Co.	4,840	118,967
Campbell Soup Co.	3,900	113,178
H.J. Heinz Co.	7,200	265,248
Kellogg Co.	3,554	153,781
Kraft Foods, Inc. (Class A)	24,934	824,069
		1,475,243

Household Products — 1.8%
Clorox Co.	4,600	289,754
Kimberly-Clark Corp.	5,700	374,661
		664,415

Personal Products — 0.9%
Gillette Co. (The)	6,749	340,690
Total Consumer Staples		4,324,554

Energy — 10.3%
Energy Equipment & Services — 3.6%
Baker Hughes, Inc.	11,297	502,604
GlobalSantaFe Corp.	3,700	137,048
Schlumberger Ltd.	9,877	696,131
		1,335,783

Oil & Gas — 6.7%
El Paso Corp.	7,100	75,118
Exxon Mobil Corp.	40,844	2,434,302
		2,509,420
Total Energy		3,845,203

Financials — 12.9%
Capital Markets — 3.3%
Bank of New York Co., Inc. (The)	16,444	477,698
Goldman Sachs Group, Inc.	2,319	255,067
Mellon Financial Corp.	16,965	484,181
		1,216,946

Commercial Banks — 3.5%
Bank of America Corp.	8,696	383,493
Marshall & Ilsley Corp.	3,300	137,775
Mitsubishi Tokyo Financial Group, Inc., ADR	9,900	85,635
U.S. Bancorp	5,210	150,152
Wachovia Corp.	6,002	305,562
Wells Fargo & Co.	3,816	228,197
		1,290,814

Consumer Finance — 0.4%
MBNA Corp.	6,500	159,575

Diversified Financial Services — 3.8%
Citigroup, Inc.	12,524	562,828
JPMorgan Chase & Co.	24,453	846,074
		1,408,902

Insurance — 1.9%
American International Group, Inc.	7,959	441,008
Hartford Financial Services Group, Inc.	3,815	261,557
		702,565
Total Financials		4,778,802

Health Care — 13.7%
Biotechnology — 0.6%
MedImmune, Inc. *	9,100	216,671

Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	16,118	547,690
Guidant Corp.	900	66,510
		614,200

Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	8,505	474,579
CIGNA Corp.	5,400	482,220
		956,799

Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	9,896	251,952
GlaxoSmithKline plc, ADR	7,200	330,624
Merck & Co., Inc.	11,501	372,288
Novartis AG, ADR	14,222	665,305
Pfizer, Inc.	21,500	564,805
Schering-Plough Corp.	19,822	359,769
Wyeth	17,894	754,769
		3,299,512
Total Health Care		5,087,182

Industrials — 17.2%
Aerospace & Defense — 0.7%
Honeywell International, Inc.	6,900	256,749

Air Freight & Logistics — 0.9%
United Parcel Service, Inc. (Class B)	4,700	341,878

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	11,501	331,804

Construction & Engineering — 0.0%
Fluor Corp.	300	16,629

Electrical Equipment — 0.8%
Emerson Electric Co.	4,467	290,042

Industrial Conglomerates — 4.7%
General Electric Co.	31,500	1,135,890
Tyco International Ltd.	18,220	615,836
		1,751,726

Machinery — 6.6%
Caterpillar, Inc.	3,671	335,676
Deere & Co.	15,106	1,014,066
Eaton Corp.	7,552	493,901

Illinois Tool Works, Inc.	1,917	171,629
Pall Corp.	1,300	35,256
Parker Hannifin Corp.	6,613	402,864
		2,453,392

Road & Rail — 2.6%
Canadian National Railway Co.	5,599	354,473
CSX Corp.	4,616	192,256
Union Pacific Corp.	5,846	407,466
		954,195
Total Industrials		6,396,415

Information Technology — 7.1%
Communications Equipment — 1.6%
Motorola, Inc.	39,073	584,923

Computers & Peripherals — 2.2%
Apple Computer, Inc. *	4,032	168,014
EMC Corp.*	31,391	386,737
Hewlett-Packard Co.	11,100	243,534
		798,285

Electronic Equipment & Instruments — 0.4%
Solectron Corp. *	43,400	150,598

Office Electronics — 1.4%
Xerox Corp. *	35,009	530,386

Semiconductors & Semiconductor Equipment — 0.3%
Texas Instruments, Inc.	4,049	103,209

Software — 1.2%
Microsoft Corp.	19,000	459,230
Total Information Technology		2,626,631

Materials — 10.6%
Chemicals — 5.1%
Dow Chemical Co. (The)	1,300	64,805
E.l. Du Pont de Nemours & Co.	16,240	832,137
Monsanto Co.	4,536	292,572
Potash Corp. of Saskatchewan, Inc.	3,378	295,609
Praxair, Inc.	8,608	411,979
		1,897,102

Metals & Mining — 3.3%
Alcoa, Inc.	14,217	432,054
Barrick Gold Corp.	5,500	131,780
Newmont Mining Corp.	15,759	665,818
		1,229,652

Paper & Forest Products — 2.2%
International Paper Co.	21,578	793,855
Total Materials		3,920,609

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 3.1%
SBC Communications, Inc.	16,687	395,315
Sprint Corp.	4,700	106,925
Verizon Communications, Inc.	17,962	637,651
Total Telecommunication Services		1,139,891

Utilities — 0.7%
Electric Utilities — 0.7%
PG&E Corp.	1,200	40,920
Progress Energy, Inc.	4,988	209,247
Total Utilities		250,167

Total Common Stocks
(Cost—$32,633,432)		35,250,425

	Principal Amount
Short-Term Securities — 7.1%
Repurchase Agreement** — 7.1%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $2,634,402
(Cost—$2,634,218)	$2,634,218	2,634,218
Total Investments — 102.1%
(Cost —$35,267,650)		37,884,643
Other Liabilities in Excess of Assets — (2.1)%		(768,129)
Net Assets —100.0%		$37,116,514

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/PIMCO CCM Capital Appreciation Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 99.6%
Consumer Discretionary — 16.2%
Automobiles — 0.9%
Harley-Davidson, Inc.	28,600	$1,651,936

Hotels, Restaurants & Leisure — 3.7%
Marriott International, Inc. (Class A)	39,700	2,654,342
MGM MIRAGE *	23,300	1,650,106
Starwood Hotels & Resorts Worldwide, Inc.	36,600	2,197,098
		6,501,546

Household Durables — 1.1%
Harman International Industries, Inc.	22,400	1,981,504

Media — 3.2%
McGraw-Hill Cos., Inc. (The)	19,500	1,701,375
Time Warner, Inc. *	119,800	2,102,490
Walt Disney Co.	63,600	1,827,228
		5,631,093

Multiline Retail — 2.5%
Federated Department Stores, Inc.	33,900	2,157,396
J.C. Penney Co., Inc.	41,800	2,170,256
		4,327,652

Specialty Retail — 2.3%
Abercrombie & Fitch Co.	32,700	1,871,748
Sherwin-Williams Co. (The)	47,800	2,102,722
		3,974,470

Textiles, Apparel & Luxury Goods — 2.5%
Coach, Inc. *	37,500	2,123,625
Nike, Inc. (Class B)	26,900	2,241,039
		4,364,664
Total Consumer Discretionary		28,432,865

Consumer Staples — 6.1%
Food Products — 2.6%
General Mills, Inc.	42,700	2,098,705
Hershey Foods Corp.	42,100	2,545,366
		4,644,071

Household Products — 2.2%
Clorox Co.	34,600	2,179,454
Colgate-Palmolive Co.	32,300	1,685,091
		3,864,545

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The)	48,800	2,195,024
Total Consumer Staples		10,703,640

Energy — 12.7%
Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	41,500	1,846,335
Halliburton Co.	49,800	2,153,850
		4,000,185

Oil & Gas — 10.4%
Apache Corp.	29,880	1,829,553
Burlington Resources, Inc.	36,000	1,802,520
ConocoPhillips	21,000	2,264,640
Devon Energy Corp.	38,200	1,824,050
Exxon Mobil Corp.	34,100	2,032,360
Marathon Oil Corp.	45,100	2,116,092
Occidental Petroleum Corp.	30,160	2,146,487
Valero Energy Corp.	33,000	2,417,910
XTO Energy, Inc.	55,000	1,806,199
		18,239,811
Total Energy		22,239,996

Financials — 12.5%
Capital Markets — 4.9%
Franklin Resources, Inc.	29,800	2,045,770
Goldman Sachs Group, Inc.	21,000	2,309,790
Lehman Brothers Holdings, Inc.	22,600	2,128,016
Morgan Stanley	38,100	2,181,225
		8,664,801

Commercial Banks — 3.3%
Bank of America Corp.	40,636	1,792,048
Keycorp	62,400	2,024,880
Wachovia Corp.	40,000	2,036,400
		5,853,328

Diversified Financial Services — 0.9%
CIT Group, Inc.	42,900	1,630,200

Insurance — 3.4%
Allstate Corp. (The)	34,450	1,862,367
Hartford Financial Services Group, Inc.	25,500	1,748,280
Prudential Financial, Inc.	39,300	2,255,820
		5,866,467
Total Financials		22,014,796

Health Care — 11.1%
Biotechnology — 1.7%
Celgene Corp. *	31,000	1,055,550
Genzyme Corp. *	35,100	2,009,124
		3,064,674

Health Care Equipment & Supplies — 3.4%
Becton Dickinson & Co.	30,700	1,793,494
CR Bard, Inc.	30,800	2,096,864
Fisher Scientific International, Inc. *	36,200	2,060,504
		5,950,862

Health Care Providers & Services — 3.7%
Aetna, Inc.	29,000	2,173,550
Pacificare Health Systems *	32,000	1,821,440
UnitedHealth Group, Inc.	27,200	2,594,336
		6,589,326

Pharmaceuticals — 2.3%
Johnson & Johnson	59,200	3,975,872
Total Health Care		19,580,734

Industrials — 15.2%
Aerospace & Defense — 3.5%
Boeing Co. (The)	37,600	2,198,096
General Dynamics Corp.	17,200	1,841,260
Raytheon Co.	52,800	2,043,360
		6,082,716

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	41,500	2,138,495

Commercial Services & Supplies — 0.9%
Robert Half International, Inc.	60,000	1,617,600

Electrical Equipment — 3.4%
Cooper Industries Ltd. (Class A)	30,700	2,195,664
Emerson Electric Co.	30,100	1,954,393
Rockwell Automation, Inc.	32,700	1,852,128
		6,002,185

Industrial Conglomerates — 4.0%
General Electric Co.	144,300	5,203,458
Tyco International Ltd.	54,800	1,852,240
		7,055,698

Machinery — 1.0%
Ingersoll-Rand Co. Ltd. (Class A)	22,000	1,752,300

Road & Rail — 1.2%
Norfolk Southern Corp.	57,900	2,145,195
Total Industrials		26,794,189

Information Technology — 16.2%
Communications Equipment — 2.0%
Harris Corp.	54,000	1,763,100
Motorola, Inc.	122,100	1,827,837
		3,590,937

Computers & Peripherals — 3.7%
Apple Computer, Inc. *	55,800	2,325,186
Dell, Inc. *	53,000	2,036,260
NCR Corp. *	63,500	2,142,490
		6,503,936

Internet Software & Services — 2.7%
VeriSign, Inc. *	81,300	2,333,310
Yahoo!, Inc. *	68,900	2,335,710
		4,669,020

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	94,800	2,202,204
National Semiconductor Corp.	103,900	2,141,379
Texas Instruments, Inc.	77,400	1,972,926
		6,316,509

Software — 4.2%
Adobe Systems, Inc.	28,500	1,914,345
Microsoft Corp.	128,080	3,095,693
Oracle Corp. *	183,200	2,286,336
		7,296,374
Total Information Technology		28,376,776

Materials — 5.8%
Chemicals — 2.4%
Dow Chemical Co. (The)	43,400	2,163,490
Monsanto Co.	33,400	2,154,300
		4,317,790

Metals & Mining — 3.4%
Peabody Energy Corp.	41,600	1,928,576
Phelps Dodge Corp.	22,300	2,268,579
United States Steel Corp.	34,000	1,728,900
		5,926,055
Total Materials		10,243,845

Telecommunication Services — 1.2%
Diversified Telecommunication Services — 1.2%
Sprint Corp.	96,050	2,185,137

Utilities — 2.6%
Electric Utilities — 1.3%
TXU Corp.	28,400	2,261,492

Multi-Utilities & Unregulated Power — 1.3%
Duke Energy Corp.	80,500	2,254,805
Total Utilities		4,516,297

Total Common Stocks
(Cost—$153,820,765)		175,088,275

	Principal Amount
Short-Term Securities — 1.3%
Repurchase Agreement** — 1.3%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $2,186,450
(Cost—$2,186,297)	$2,186,297	2,186,297
Total Investments — 100.9%
(Cost —$156,007,062)		177,274,572
Other Liabilities in Excess of Assets — (0.9)%		(1,500,818)
Net Assets —100.0%		$175,773,754

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust- Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 95.6%
Consumer Discretionary — 20.8%
Auto Components — 1.5%
Dana Corp.	187,700	$2,400,683

Distributors — 2.2%
Genuine Parts Co.	85,100	3,700,999

Hotels, Restaurants & Leisure — 1.5%
Brinker International, Inc.*	47,400	1,716,828
Yum! Brands, Inc.	16,000	828,960
		2,545,788

Household Durables — 5.3%
American Greetings Corp., (Class A)	68,200	1,737,736
Leggett & Platt, Inc.	74,100	2,140,008
Newell Rubbermaid, Inc.	76,200	1,671,828
Snap-On, Inc.	74,100	2,355,639
Tupperware Corp.	38,200	777,752
		8,682,963

Media — 3.5%
Interpublic Group of Cos., Inc. *	199,191	2,446,065
R.H. Donnelley Corp. *	29,300	1,702,037
Westwood One, Inc. *	75,800	1,542,530
		5,690,632

Multiline Retail — 1.9%
Federated Department Stores, Inc.	17,900	1,139,156
May Department Stores Co. (The)	54,900	2,032,398
		3,171,554

Specialty Retail — 3.9%
Foot Locker, Inc.	118,500	3,472,050
OfficeMax, Inc.	50,700	1,698,450
Payless ShoeSource, Inc. *	78,800	1,244,252
		6,414,752

Textiles, Apparel & Luxury Goods — 1.0%
Tommy Hilfiger Corp. *	139,800	1,635,660
Total Consumer Discretionary		34,243,031

Consumer Staples — 3.5%
Food & Staples Retailing — 0.6%
Safeway, Inc. *	51,100	946,883

Food Products — 2.9%
Archer-Daniels-Midland Co.	126,700	3,114,286
Dean Foods Co. *	48,800	1,673,840
		4,788,126
Total Consumer Staples		5,735,009

Energy — 8.3%
Energy Equipment & Services — 6.3%
GlobalSantaFe Corp.	87,000	3,222,480
Halliburton Co.	94,900	4,104,425
Pride International, Inc. *	122,800	3,050,352
		10,377,257

Oil & Gas — 2.0%
EOG Resources, Inc.	66,600	3,246,084
Total Energy		13,623,341

Financials — 13.6%
Insurance — 9.2%
ACE Ltd.	11,800	486,986
Conseco, Inc. *	101,800	2,078,756
Everest Re Group Ltd.	32,400	2,757,564
Lincoln National Corp.	16,700	753,838
PartnerRe Ltd.	43,800	2,829,480

SAFECO Corp.	78,500	3,823,735
XL Capital Ltd. (Class A)	32,600	2,359,262
		15,089,621

Real Estate — 3.2%
Health Care Property Investors, Inc.	17,700	415,419
Healthcare Realty Trust, Inc.	46,600	1,698,104
Host Marriott Corp.	192,500	3,187,800
		5,301,323

Thrifts & Mortgage Finance — 1.2%
PMI Group, Inc. (The)	53,100	2,018,331
Total Financials		22,409,275

Health Care — 7.0%
Health Care Equipment & Supplies — 1.8%
Bausch & Lomb, Inc.	39,800	2,917,340

Health Care Providers & Services — 3.1%
Aetna, Inc.	46,000	3,447,700
Caremark Rx, Inc. *	44,100	1,754,298
		5,201,998

Pharmaceuticals — 2.1%
King Pharmaceuticals, Inc. *	207,300	1,722,663
Mylan Laboratories, Inc.	101,150	1,792,378
		3,515,041
Total Health Care		11,634,379

Industrials — 9.1%
Commercial Services & Supplies — 1.9%
R.R. Donnelley & Sons Co.	97,505	3,083,108

Electrical Equipment — 1.9%
Hubbell, Inc. (Class B)	62,400	3,188,640

Machinery — 3.6%
CNH Global NV	59,020	1,108,986
Cummins, Inc.	28,600	2,012,010
Timken Co.	101,900	2,785,946
		5,906,942

Trading Companies & Distributors — 1.7%
W.W. Grainger, Inc.	45,500	2,833,285
Total Industrials		15,011,975

Information Technology — 6.8%
Communications Equipment — 1.0%
Avaya, Inc. *	137,000	1,600,160

Internet Software & Services — 1.4%
McAfee, Inc. *	106,200	2,395,872

IT Services — 1.7%
Computer Sciences Corp. *	35,000	1,604,750
Sabre Holdings Corp. (Class A)	54,600	1,194,648
		2,799,398

Software — 2.7%
Cadence Design Systems, Inc. *	175,900	2,629,705
Sybase, Inc. *	101,900	1,881,074
		4,510,779
Total Information Technology		11,306,209

Materials — 18.0%
Chemicals — 9.7%
Crompton Corp.	185,100	2,702,460
Eastman Chemical Co.	74,400	4,389,600
Monsanto Co.	49,800	3,212,100
Mosiac Co. (The) *	176,000	3,002,560
Potash Corp. of Saskatchewan, Inc.	31,800	2,782,818
		16,089,538

Containers & Packaging — 3.8%
Ball Corp.	72,800	3,019,744
Pactiv Corp. *	140,600	3,283,010
		6,302,754

Paper & Forest Products — 4.5%
Bowater, Inc.	34,100	1,284,547
Georgia-Pacific Corp.	94,826	3,365,375
MeadWestvaco Corp.	86,100	2,739,702
		7,389,624
Total Materials		29,781,916

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
CenturyTel, Inc.	51,200	1,681,408

Utilities — 7.5%
Electric Utilities — 3.6%
Ameren Corp.	61,200	2,999,412
Northeast Utilities	112,500	2,167,875
Puget Energy, Inc.	29,900	658,996
		5,826,283

Gas Utilities — 2.4%
NiSource, Inc.	111,900	2,550,201
Southwest Gas Corp.	59,300	1,432,688
		3,982,889

Multi-Utilities & Unregulated Power — 1.5%
CMS Energy Corp. *	191,300	2,494,552
Total Utilities		12,303,724

Total Common Stocks
(Cost—$118,802,033)		157,730,267

	Principal Amount
Short-Term Securities — 0.7%
Repurchase Agreement** — 0.7%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $1,133,318
(Cost—$1,133,239)	$1,133,239	1,133,239
Total Investments — 96.3%
(Cost— $119,935,272)		158,863,506
Other Assets Less Liabilities — 3.7%		6,104,107
Net Assets —100.0%		$164,967,613

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 96.8%
Consumer Discretionary — 20.7%
Auto Components — 0.5%
Gentex Corp.	7,600	$242,440

Hotels, Restaurants & Leisure — 7.4%
Applebee’s International, Inc.	8,700	239,772
Cheesecake Factory, Inc. (The) *	16,350	579,607
CKE Restaurants, Inc.*	22,700	359,795
Hilton Hotels Corp.	18,400	411,240
Marriott International, Inc. (Class A)	4,700	314,242
Outback Steakhouse, Inc.	14,400	659,376
Starwood Hotels & Resorts Worldwide, Inc.	8,500	510,255
Yum! Brands, Inc.	10,100	523,281
		3,597,568

Household Durables — 1.0%
Fortune Brands, Inc.	6,100	491,843

Internet & Catalog Retail — 1.1%
Blue Nile, Inc. *	18,700	517,055

Media — 0.3%
Univision Communications, Inc. (Class A) *	4,800	132,912

Specialty Retail — 10.4%
Bed Bath & Beyond, Inc. *	27,600	1,008,504
Chico’s FAS, Inc. *	31,980	903,755
Foot Locker, Inc.	13,000	380,900
Guitar Center, Inc. *	4,700	257,701
Michaels Stores, Inc.	15,900	577,170
Ross Stores, Inc.	8,500	247,690
Tractor Supply Co. *	27,900	1,217,835
Williams-Sonoma, Inc. *	11,700	429,975
		5,023,530
Total Consumer Discretionary		10,005,348

Consumer Staples — 5.5%
Beverages — 0.3%
Pepsi Bottling Group, Inc. (The)	4,700	130,895

Food & Staples Retailing — 0.7%
NeighborCare, Inc. *	12,100	353,925

Food Products — 1.3%
Dean Foods Co. *	8,900	305,270
Hershey Foods Corp.	5,800	350,668
		655,938

Personal Products — 3.2%
Nu Skin Enterprises, Inc. (Class A)	20,100	452,451
USANA Health Sciences, Inc. *	22,800	1,078,440
		1,530,891
Total Consumer Staples		2,671,649

Energy — 4.1%
Energy Equipment & Services — 1.6%
BJ Services Co.	5,300	274,964
Smith International, Inc.	7,600	476,748
		751,712

Oil & Gas — 2.5%
Noble Energy, Inc.	13,400	911,468
XTO Energy, Inc.	9,733	319,643
		1,231,111
Total Energy		1,982,823

Financials — 1.0%
Capital Markets — 0.5%
T. Rowe Price Group, Inc.	4,100	243,458

Diversified Financial Services — 0.5%
Chicago Mercantile Exchange Holdings, Inc.	1,300	252,239
Total Financials		495,697

Health Care — 25.7%
Biotechnology — 6.9%
Affymetrix, Inc.*	5,900	252,756
Celgene Corp. *	5,900	200,895
Charles River Laboratories International, Inc.*	5,500	258,720
Chiron Corp.*	14,400	504,864
Gen-Probe, Inc. *	4,300	191,608
Genzyme Corp. *	6,700	383,508
Human Genome Sciences, Inc. *	15,200	140,144
ICOS Corp.*	7,700	172,942
Martek Biosciences Corp. *	13,400	779,746
MedImmune, Inc. *	14,855	353,698
Protein Design Labs, Inc. *	6,100	97,539
		3,336,420

Health Care Equipment & Supplies — 4.9%
Biomet, Inc.	5,000	181,500
CR Bard, Inc.	10,300	701,224
Cytyc Corp.*	4,500	103,545
Fisher Scientific International, Inc. *	6,500	369,980
I-Flow Corp. *	14,900	235,867
Nektar Therapeutics, Inc. *	11,100	154,734
PerkinElmer, Inc.	14,200	292,946
Respironics, Inc. *	5,900	343,793
		2,383,589

Health Care Providers & Services — 8.6%
Caremark Rx, Inc. *	13,500	537,030
Cerner Corp. *	4,950	259,924
Covance, Inc. *	11,300	537,993
Coventry Health Care, Inc. *	7,900	538,306
DaVita, Inc.*	3,000	125,550
Omnicare, Inc.	9,200	326,140
Pacificare Health Systems *	4,500	256,140
Quest Diagnostic, Inc.	4,200	441,546
Renal Care Group, Inc.*	3,400	128,996
Triad Hospitals, Inc. *	6,500	325,650
WellPoint, Inc. *	5,200	651,820
		4,129,095

Pharmaceuticals — 5.3%
Amylin Pharmaceuticals, Inc. *	5,000	87,450
Conor Medsystems, Inc. *	12,700	206,883
Impax Laboratories, Inc.*	7,400	118,400
IVAX Corp. *	16,800	332,136
MGI Pharma, Inc. *	11,100	280,497
NitroMed, Inc. *	6,300	109,053
NPS Pharmaceuticals, Inc. *	12,800	161,536
Sepracor, Inc. *	8,800	505,208
Shire Pharmaceuticals plc, ADR	5,200	178,256
Taro Pharmaceutical Industries Ltd.*	4,700	148,332
Vicuron Pharmaceuticals, Inc. *	11,900	187,544
Watson Pharmaceuticals, Inc. *	8,000	245,840
		2,561,135
Total Health Care		12,410,239

Industrials — 19.4%
Aerospace & Defense — 4.0%
Goodrich Corp.	14,700	562,863
Precision Castparts Corp.	11,400	877,914
Rockwell Collins, Inc.	9,900	471,141
		1,911,918

Airlines — 0.8%
Southwest Airlines Co.	26,300	374,512

Building Products — 1.1%
American Standard Cos., Inc.	10,900	506,632

Commercial Services & Supplies — 10.3%
Allied Waste Industries, Inc. *	107,000	782,170
Cintas Corp.	21,700	896,427
Corrections Corp. of America*	5,200	200,720
H & R Block, Inc.	4,200	212,436
Herman Miller, Inc.	45,800	1,379,496
Monster Worldwide, Inc. *	14,100	395,505
Robert Half International, Inc.	23,330	628,977
United Rentals, Inc. *	24,300	491,103
		4,986,834

Construction & Engineering — 2.0%
Fluor Corp.	8,100	448,983
Jacobs Engineering Group, Inc.*	10,400	539,968
		988,951

Electrical Equipment — 1.2%
American Power Conversion Corp.	4,800	125,328
Rockwell Automation, Inc.	8,400	475,776
		601,104
Total Industrials		9,369,951

Information Technology — 18.9%
Communications Equipment — 1.7%
Juniper Networks, Inc. *	27,800	613,268
SafeNet, Inc.*	7,600	222,756
		836,024

Computers & Peripherals — 3.0%
Apple Computer, Inc. *	11,800	491,706
Network Appliance, Inc. *	10,500	290,430
QLogic Corp.*	16,200	656,100
		1,438,236

Electronic Equipment & Instruments — 1.0%
Symbol Technologies, Inc.	8,700	126,063
Trimble Navigation Ltd. *	10,800	365,148
		491,211

Internet Software & Services — 0.8%
Openwave Systems, Inc. *	14,000	170,660
VeriSign, Inc. *	7,700	220,990
		391,650

IT Services — 0.8%
Cognizant Technology Solutions Corp., (Class A) *	8,300	383,460

Office Electronics — 0.2%
Zebra Technologies Corp. (Class A) *	2,700	128,223

Semiconductors & Semiconductor Equipment — 5.4%
Altera Corp. *	13,300	263,074
Broadcom Corp. (Class A) *	12,300	368,016
Cypress Semiconductor Corp. *	8,900	112,140
FormFactor, Inc.*	6,700	151,688
KLA-Tencor Corp. *	4,100	188,641
Lam Research Corp. *	15,400	444,444
Linear Technology Corp.	9,200	352,452
Marvell Technology Group Ltd. *	3,300	126,522
MEMC Electronic Materials, Inc. *	14,300	192,335
National Semiconductor Corp.	14,200	292,662
Nvidia Corp. *	4,900	116,424
		2,608,398

Software — 6.0%
Adobe Systems, Inc.	5,800	389,586
Autodesk, Inc.	8,800	261,888
BEA Systems, Inc. *	31,200	248,664
Business Objects SA, ADR *	20,600	553,934
Intuit, Inc. *	6,100	266,997
Jack Henry & Associates, Inc.	13,200	237,468
Mercury Interactive Corp. *	6,900	326,922
TIBCO Software, Inc. *	47,600	354,620
Veritas Software Corp. *	10,600	246,132
		2,886,211
Total Information Technology		9,163,413

Materials — 0.8%
Chemicals — 0.8%
Airgas, Inc.	16,500	394,185

Telecommunication Services — 0.7%
Wireless Telecommunication Services — 0.7%
Nextel Partners, Inc. (Class A) *	15,300	335,988

Total Common Stocks
(Cost—$42,274,958)		46,829,293

	Principal Amount
Short-Term Securities — 6.2%
Repurchase Agreement** — 6.2%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $2,983,061
(Cost—$2,982,852)	$2,982,852	2,982,852
Total Investments — 103.0%
(Cost — $45,257,810)		49,812,145
Other Liabilities in Excess of Assets — (3.0)%		(1,465,545)
Net Assets — 100.0%		$48,346,600

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/PIMCO Small Cap Value Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 95.5%
Consumer Discretionary — 8.2%
Auto Components — 0.7%
ArvinMeritor, Inc.	45,100	$697,697

Hotels, Restaurants & Leisure — 1.9%
Bob Evans Farms, Inc.	38,800	909,860
Intrawest Corp.	52,500	1,004,325
		1,914,185

Household Durables — 0.4%
Libbey, Inc.	19,100	401,100

Leisure Equipment & Products — 0.8%
Sturm Ruger & Co., Inc.	110,300	764,379

Specialty Retail — 1.8%
Burlington Coat Factory Warehouse Corp.	34,700	995,890
Cato Corp. (The) (Class A)	23,300	751,425
		1,747,315

Textiles, Apparel & Luxury Goods — 2.6%
Brown Shoe Co., Inc.	20,600	705,962
Kellwood Co.	33,600	967,344
Russell Corp.	51,500	931,120
		2,604,426
Total Consumer Discretionary		8,129,102

Consumer Staples — 8.8%
Food & Staples Retailing — 3.0%
Casey’s General Stores, Inc.	55,600	999,132
Ruddick Corp.	41,900	969,985
Weis Markets, Inc.	25,900	954,933
		2,924,050

Food Products — 3.8%
Chiquita Brands International, Inc.	10,200	273,156
Corn Products International, Inc.	33,100	860,269
Fresh Del Monte Produce, Inc.	35,000	1,068,200
Lancaster Colony Corp.	22,600	961,630
Sanderson Farms, Inc.	12,600	544,446
		3,707,701

Household Products — 1.1%
WD-40 Co.	34,600	1,124,154

Tobacco — 0.9%
Universal Corp.	20,300	929,131
Total Consumer Staples		8,685,036

Energy — 12.7%
Energy Equipment & Services — 1.0%
Tidewater, Inc.	24,400	948,184

Oil & Gas — 11.7%
Berry Petroleum Co. (Class A)	16,800	864,360
Cabot Oil & Gas Corp.	22,700	1,251,905
Frontline Ltd.	21,800	1,068,200
Holly Corp.	34,900	1,300,723
Penn Virginia Corp.	24,800	1,138,320
Range Resources Corp.	51,800	1,210,048
St. Mary Land & Exploration Co.	24,500	1,226,225
Teekay Shipping Corp.	23,400	1,051,830
Western Gas Resources, Inc.	34,000	1,171,300
World Fuel Services Corp.	41,300	1,300,950
		11,583,861
Total Energy		12,532,045

Financials — 17.3%
Commercial Banks — 3.8%
Amcore Financial, Inc.	35,300	997,225
BancorpSouth, Inc.	45,000	928,800
Old National Bancorp	44,110	895,433
Susquehanna Bancshares, Inc.	39,300	958,134
		3,779,592

Insurance — 3.9%
AmerUs Group Co.	22,800	1,077,300
Delphi Financial Group, Inc. (Class A)	21,400	920,200
LandAmerica Financial Group, Inc.	18,400	920,552
Scottish Re Group Ltd.	40,700	916,564
		3,834,616

Real Estate — 7.7%
CBL & Associates Properties, Inc.	13,900	993,989
Equity One, Inc.	46,200	951,258
First Industrial Realty Trust, Inc.	24,000	907,920
Healthcare Realty Trust, Inc.	26,800	976,592
HRPT Properties Trust	82,700	984,957
Nationwide Health Properties, Inc.	48,300	976,143
New Plan Excel Realty Trust	36,700	921,537
Shurgard Storage Centers, Inc. (Class A)	23,200	950,736
		7,663,132

Thrifts & Mortgage Finance — 1.9%
Commercial Federal Corp.	33,000	912,450
Washington Federal, Inc.	40,920	953,846
		1,866,296
Total Financials		17,143,636

Health Care — 5.0%
Health Care Equipment & Supplies — 2.9%
Arrow International, Inc.	31,600	1,085,460
Invacare Corp.	21,400	955,082
West Pharmaceutical Services, Inc.	37,000	884,300
		2,924,842

Health Care Providers & Services — 1.0%
Owens & Minor, Inc.	35,400	961,110

Pharmaceuticals — 1.1%
Perrigo Co.	57,200	1,095,380
Total Health Care		4,981,332

Industrials — 20.0%
Aerospace & Defense — 2.1%
Cubic Corp.	52,600	996,244
Curtiss-Wright Corp.	19,600	1,117,200
		2,113,444

Building Products — 3.0%
Lennox International, Inc.	46,700	1,023,664
Universal Forest Products, Inc.	24,000	932,400
York International Corp.	24,600	963,828
		2,919,892

Commercial Services & Supplies — 2.0%
Banta Corp.	22,300	954,440
Ennis, Inc.	59,200	1,001,664
		1,956,104

Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	23,500	1,034,705

Electrical Equipment — 1.9%
Acuity Brands, Inc.	32,500	877,500
Regal-Beloit Corp.	34,500	993,255
		1,870,755

Industrial Conglomerates — 1.0%
Teleflex, Inc.	20,200	1,033,836

Machinery — 7.1%
Albany International Corp.	29,000	895,520

Barnes Group, Inc.	37,500	1,018,875
Crane Co.	34,200	984,618
Harsco Corp.	18,900	1,126,629
Lincoln Electric Holdings, Inc.	33,600	1,010,688
Mueller Industries, Inc.	34,300	965,545
Valmont Industries, Inc.	44,500	993,240
		6,995,115

Marine — 0.0%
Ship Finance International Ltd.	980	19,894

Road & Rail — 1.9%
Arkansas Best Corp.	22,000	831,160
USF Corp.	20,900	1,008,634
		1,839,794
Total Industrials		19,783,539

Information Technology — 1.2%
Electronic Equipment & Instruments — 1.2%
Landauer, Inc.	20,900	993,586
Methode Electronics, Inc.	15,000	181,650
		1,175,236

Materials — 12.0%
Chemicals — 4.1%
Lubrizol Corp.	28,000	1,137,920
Methanex Corp.	56,400	1,095,852
RPM International, Inc.	52,300	956,044
Sensient Technologies Corp.	41,300	890,428
		4,080,244

Containers & Packaging — 0.8%
Rock-Tenn Co. (Class A)	60,900	809,970

Metals & Mining — 6.6%
Arch Coal, Inc.	26,200	1,126,862
Commercial Metals Co.	36,600	1,240,374
Goldcorp, Inc.	75,500	1,072,855
IAMGOLD Corp.	136,000	835,040
IPSCO, Inc.	22,400	1,142,400
Massey Energy Co.	28,800	1,153,152
		6,570,683

Paper & Forest Products — 0.5%
Potlatch Corp.	10,100	475,407
Total Materials		11,936,304

Utilities — 10.3%
Electric Utilities — 2.0%
Cleco Corp.	48,300	1,028,790
Duquesne Light Holdings, Inc.	54,100	969,472
		1,998,262

Gas Utilities — 5.2%
Atmos Energy Corp.	35,500	958,500
Northwest Natural Gas Co.	30,100	1,088,717
Peoples Energy Corp.	22,100	926,432
Southwest Gas Corp.	1,400	33,824
UGI Corp.	24,100	1,094,622
WGL Holdings, Inc.	32,900	1,018,584
		5,120,679

Multi-Utilities & Unregulated Power — 3.1%
Energen Corp.	16,800	1,118,880
National Fuel Gas Co.	34,200	977,778
Vectren Corp.	36,100	961,704
		3,058,362
Total Utilities		10,177,303

Total Common Stocks
(Cost—$79,719,512)		94,543,533

	Principal Amount
Short-Term Securities — 5.2%
Repurchase Agreement* — 5.2%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $5,183,620
(Cost—$5,183,257)	$5,183,257	5,183,257
Total Investments — 100.7%
(Cost — $84,902,769)		99,726,790
Other Liabilities in Excess of Assets — (0.7)%		(680,265)
Net Assets — 100.0%		$99,046,525

*      The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

NY Registered Shares — A foreign company’s shares that are registered through their home office in New York.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/JP Morgan Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 17.4%
Hotels, Restaurants & Leisure — 3.8%
Gaylord Entertainment Co. *	17,700	$715,080
La Quinta Corp.*	78,000	663,000
Rare Hospitality International, Inc. *	23,100	713,328
Speedway Motorsports, Inc.	14,100	503,370
		2,594,778

Household Durables — 0.9%
Champion Enterprises, Inc. *	68,000	639,200

Leisure Equipment & Products — 2.7%
K2, Inc. *	46,100	633,875
Life Time Fitness, Inc. *	22,000	593,560
MarineMax, Inc.*	20,700	645,426
		1,872,861

Media — 2.8%
Gray Television, Inc.	35,475	513,323
Lions Gate Entertainment Corp. *	80,950	894,498
Salem Communications Corp. (Class A) *	23,900	492,340
		1,900,161

Specialty Retail — 5.1%
Bebe Stores, Inc.	20,350	690,882
Children’s Place Retail Stores, Inc. (The) *	11,550	551,513
Electronics Boutique Holdings Corp.*	16,250	698,262
Genesco, Inc. *	23,400	665,028
Guitar Center, Inc. *	7,100	389,293
New York & Co., Inc.*	27,500	551,925
		3,546,903

Textiles, Apparel & Luxury Goods — 2.1%
Skechers U.S.A., Inc.*	45,900	710,532
Warnaco Group, Inc. (The)*	29,750	715,190
		1,425,722
Total Consumer Discretionary		11,979,625

Consumer Staples — 0.9%
Food & Staples Retailing — 0.9%
United Natural Foods, Inc. *	22,500	644,175

Energy — 6.8%
Energy Equipment & Services — 3.5%
Oceaneering International, Inc. *	17,000	637,500
Unit Corp. *	20,850	941,794
Universal Compression Holdings, Inc. *	21,000	795,270
		2,374,564

Oil & Gas — 3.3%
Brigham Exploration Co.*	79,250	731,478
Newfield Exploration Co. *	10,400	772,304
Pioneer Drilling Co.*	55,600	765,612
		2,269,394
Total Energy		4,643,958

Financials — 10.0%
Commercial Banks — 5.1%
Central Pacific Financial Corp.	14,700	494,655
East-West Bancorp, Inc.	14,285	527,402
EuroBancshares, Inc.*	22,213	375,622
MB Financial Corp.	5,849	224,017
R-G Financial Corp. (Class B)	20,381	635,276
Texas Capital Bancshares, Inc. *	34,100	716,100
Texas Regional Bancshares, Inc. (Class A)	18,800	566,068
		3,539,140

Diversified Financial Services — 1.1%
Marlin Business Services, Inc. *	35,600	725,528

Insurance — 2.5%
Direct General Corp.	27,100	556,634
Infinity Property & Casualty Corp.	14,400	450,144
ProAssurance Corp. *	18,800	742,600
		1,749,378

Real Estate — 0.5%
Global Signal, Inc.	10,600	317,576

Thrifts & Mortgage Finance — 0.8%
Accredited Home Lenders Holding Co.*	14,600	528,958
Total Financials		6,860,580

Health Care — 19.9%
Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc. *	15,800	342,307
Cubist Pharmaceuticals, Inc. *	30,400	322,848
Incyte Corp. *	51,400	351,062
Nabi Biopharmaceuticals *	24,800	309,504
Pharmion Corp. *	3,000	87,000
Rigel Pharmaceuticals, Inc. *	19,300	309,572
Telik, Inc. *	15,200	229,216
United Therapeutics Corp. *	6,700	306,156
		2,257,665

Health Care Equipment & Supplies — 4.0%
Abaxis, Inc. *	30,100	266,385
Advanced Medical Optics, Inc. *	8,600	311,406
Arthrocare Corp. *	24,500	698,250
Cooper Cos., Inc. (The)	4,750	346,275
Kyphon, Inc. *	28,000	704,760
TriPath Imaging, Inc. *	63,600	447,744
		2,774,820

Health Care Providers & Services — 9.3%
Amedisys, Inc. *	23,000	695,750
AMERIGROUP Corp. *	2,600	95,056
Chemed Corp.	10,100	772,448
Covance, Inc. *	17,100	814,131
Gentiva Health Services, Inc. *	35,400	572,772
LCA - Vision, Inc.	11,500	382,950
Psychiatric Solutions, Inc. *	21,150	972,900
Sunrise Senior Living, Inc. *	14,350	697,410
Symbion, Inc.*	20,500	438,085
United Surgical Partners International, Inc.*	21,300	974,901
		6,416,403

Pharmaceuticals — 3.3%
Able Laboratories, Inc. *	19,000	445,740
Adolor Corp. *	41,350	411,019
Atherogenics, Inc. *	21,100	276,199
CV Therapeutics, Inc.*	17,400	354,264
Cypress Bioscience, Inc. *	30,700	280,598
Idenix Pharmaceuticals, Inc. *	19,143	379,989
Valeant Pharmaceuticals International	3,600	81,072
		2,228,881
Total Health Care		13,677,769

Industrials — 10.2%
Aerospace & Defense — 1.2%
Engineered Support Systems, Inc.	15,000	802,800

Air Freight & Logistics — 0.8%
UTI Worldwide, Inc.	8,000	555,600

Airlines — 0.8%
Skywest, Inc.	30,800	572,572

Building Products — 1.8%
Jacuzzi Brands, Inc. *	72,600	708,576
Simpson Manufacturing Co., Inc.	16,400	506,760
		1,215,336

Commercial Services & Supplies — 3.1%
Educate, Inc. *	60,300	836,361
LECG Corp. *	31,550	618,380
Universal Technical Institute, Inc. *	19,150	704,720
		2,159,461

Electrical Equipment — 1.0%
General Cable Corp. *	56,500	681,955

Machinery — 1.1%
Oshkosh Truck Corp.	9,000	737,910

Road & Rail — 0.4%
Sirva, Inc. *	42,600	302,886
Total Industrials		7,028,520

Information Technology — 27.8%
Communications Equipment — 6.8%
Atheros Communications, Inc. *	71,400	733,278
Avocent Corp. *	25,500	654,330
C-COR, Inc. *	77,276	469,838
F5 Networks, Inc. *	6,150	310,514
Inter-Tel, Inc.	33,300	815,850
Packeteer, Inc. *	45,100	694,089
Symmetricom, Inc. *	39,900	442,491
Viasat, Inc. *	30,900	577,521
		4,697,911

Computers & Peripherals — 0.9%
Avid Technology, Inc.*	11,750	635,910

Electronic Equipment & Instruments — 5.1%
Aeroflex, Inc. *	79,500	741,735
Global Imaging Systems, Inc.*	21,300	755,298
ScanSource, Inc. *	10,900	564,947
Tech Data Corp. *	19,500	722,670
TTM Technologies, Inc. *	67,400	705,004
		3,489,654

Internet Software & Services — 2.3%
Digatas, Inc.*	55,200	557,520
Equinix, Inc. *	17,400	736,716
WebEx Communications, Inc. *	13,900	300,101
		1,594,337

IT Services — 2.8%
Alliance Data Systems Corp. *	14,950	603,980
CACI International, Inc. (Class A)*	11,700	646,191
Sapient Corp. *	88,900	652,970
		1,903,141

Semiconductors & Semiconductor Equipment — 3.9%
Credence Systems Corp. *	47,200	373,352
DSP Group, Inc. *	32,300	832,048
Mattson Technology, Inc. *	36,900	292,986
Microsemi Corp.*	24,900	405,621
Power Integrations, Inc. *	16,400	342,596
Varian Semiconductor Equipment Associates, Inc. *	11,500	437,115
		2,683,718

Software — 6.0%
Epicor Software Corp. *	47,800	626,180
Hyperion Solutions Corp. *	13,800	608,718
Kronos, Inc.*	9,400	480,434
Lawson Software, Inc *	80,500	474,950
SERENA Software, Inc. *	30,450	723,492
Take-Two Interactive Software, Inc. *	15,900	621,690
Verint Systems, Inc. *	15,800	552,052
		4,087,516
Total Information Technology		19,092,187

Materials — 5.5%
Chemicals — 1.0%
Headwaters, Inc. *	21,200	695,784

Construction Materials — 1.2%
Eagle Materials, Inc.	9,900	801,306

Metals & Mining — 3.3%
Allegheny Technologies, Inc.	24,600	593,106
Alpha Natural Resources, Inc.*	11,200	321,104
Arch Coal, Inc.	19,500	838,695
Century Aluminum Co. *	17,303	523,589
		2,276,494
Total Materials		3,773,584

Telecommunication Services — 0.9%
Wireless Telecommunication Services — 0.9%
Nextel Partners, Inc. (Class A) *	27,250	598,410
Total Common Stocks
(Cost—$65,545,757)		68,298,808

	Principal Amount
Short-Term Securities — 0.4%
Discount Note — 0.4%
Federal Home Loan Mortgage Corp.
2.54%, due 04/01/05**
(Cost—$285,000)	$285,000	284,980
Total Investments — 99.8%
(Cost —$65,830,757)		68,583,788
Other Assets Less Liabilities — 0.2%		147,614
Net Assets —100.0%		$68,731,402

*                 Non-income producing security.

**          Zero coupon security - rate disclosed is yield as of March 31, 2005.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Delaware Trend Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)		(in U.S. dollars)

	Shares	Value
Common Stocks — 96.0%
Consumer Discretionary — 26.9%
Auto Components — 1.4%
Gentex Corp.	30,600	$976,140

Hotels, Restaurants & Leisure — 9.8%
Cheesecake Factory, Inc. (The) *	39,450	1,398,502
Four Seasons Hotels, Inc.	20,500	1,449,350
Kerzner International Ltd. *	13,000	795,990
Sonic Corp. *	44,350	1,481,290
Wynn Resorts Ltd. *	25,100	1,700,274
		6,825,406

Media — 4.0%
Getty Images, Inc. *	23,400	1,663,974
Gray Television, Inc.	21,900	316,893
Lin TV Corp. (Class A) *	48,200	816,026
		2,796,893

Multiline Retail — 0.3%
Conn’s, Inc. *	9,600	180,480

Specialty Retail — 5.5%
Aeropostale, Inc. *	16,400	537,100
Cost Plus, Inc. *	23,600	634,368
Dick’s Sporting Goods, Inc.*	10,000	367,300
PETsMART, Inc.	62,100	1,785,375
Too, Inc. *	21,800	537,806
		3,861,949

Textiles, Apparel & Luxury Goods — 5.9%
Carter’s, Inc. *	33,400	1,327,650
Coach, Inc. *	48,700	2,757,881
		4,085,531
Total Consumer Discretionary		18,726,399
Consumer Staples — 0.6%
Food Products — 0.6%
Peet’s Coffee & Tea, Inc. *	17,000	419,050

Financials — 11.6%
Commercial Banks — 2.1%
City National Corp.	14,900	1,040,318
Westcorp	9,300	392,925
		1,433,243

Consumer Finance — 1.2%
Cash America International, Inc.	39,500	866,235

Insurance — 4.2%
Delphi Financial Group, Inc. (Class A)	7,950	341,850
IPC Holdings Ltd.	17,700	695,256
PartnerRe Ltd.	29,400	1,899,240
		2,936,346

Thrifts & Mortgage Finance — 4.1%
Downey Financial Corp.	19,200	1,181,376
First Niagara Financial Group, Inc.	21,600	285,336
Sovereign Bancorp, Inc.	27,700	613,832
Webster Financial Corp.	17,000	771,970
		2,852,514
Total Financials		8,088,338

Health Care — 25.9%
Biotechnology — 10.5%
Digene Corp. *	33,200	688,900
Encysive Pharmaceuticals, Inc. *	100,400	1,026,088
Exelixis, Inc. *	52,600	356,628
Martek Biosciences Corp. *	7,600	442,244
Neurocrine Biosciences, Inc. *	18,000	685,080
Protein Design Labs, Inc. *	105,000	1,678,950

Telik, Inc. *	58,800	886,704
United Therapeutics Corp. *	33,300	1,521,644
		7,286,238

Health Care Equipment & Supplies — 5.6%
Align Technology, Inc. *	72,900	454,896
Conceptus, Inc. * (a)(b)	35,900	280,020
Cytyc Corp.*	15,100	347,451
Fisher Scientific International, Inc. *	18,200	1,035,944
Mentor Corp.	20,100	645,210
Nektar Therapeutics, Inc. *	80,000	1,115,200
		3,878,721

Health Care Providers & Services — 3.1%
Advisory Board Co. (The) *	30,800	1,345,960
Coventry Health Care, Inc. *	11,700	797,238
		2,143,198

Pharmaceuticals — 6.7%
Amylin Pharmaceuticals, Inc. *	64,600	1,129,854
Herbalife Ltd.*	18,400	280,416
Medicis Pharmaceutical Corp. (Class A)	26,800	803,464
MGI Pharma, Inc. *	40,200	1,015,854
Par Pharmaceutical Cos, Inc. *	20,800	695,552
Vicuron Pharmaceuticals, Inc. *	48,700	767,512
		4,692,652
Total Health Care		18,000,809

Industrials — 13.1%
Air Freight & Logistics — 4.0%
J.B. Hunt Transport Services, Inc.	35,000	1,531,950
UTI Worldwide, Inc.	18,100	1,257,045
		2,788,995

Commercial Services & Supplies — 7.4%
Bright Horizons Family Solutions, Inc. *	36,000	1,214,640
Monster Worldwide, Inc. *	50,300	1,410,915
Resources Connection, Inc. *	48,800	1,021,384
United Rentals, Inc. *	14,800	299,108
West Corp. *	36,000	1,152,000
		5,098,047

Trading Companies & Distributors — 1.7%
MSC Industrial Direct Co., Inc. (Class A)	39,300	1,201,008
Total Industrials		9,088,050

Information Technology — 17.3%
Communications Equipment — 2.1%
Foundry Networks, Inc. *	71,600	708,840
Tekelec *	48,100	766,714
		1,475,554

Computers & Peripherals — 0.5%
PalmOne, Inc. *	14,000	355,320

Electronic Equipment & Instruments — 2.6%
Mettler Toledo International, Inc. *	19,600	931,000
Paxar Corp. *	31,800	678,612
Vishay Intertechnology, Inc.*	14,500	180,235
		1,789,847

Internet Software & Services — 2.2%
Akamai Technologies, Inc. *	65,900	838,907
Opsware, Inc. *	127,700	658,932
		1,497,839

IT Services — 1.0%
CheckFree Corp. *	17,200	701,072

Semiconductors & Semiconductor Equipment — 6.4%
Cymer, Inc. *	37,300	998,521
Fairchild Semiconductor International, Inc. (Class A) *	33,700	516,621
Integrated Circuit Systems, Inc. *	45,100	862,312
Micrel, Inc. *	62,800	579,016

Power Integrations, Inc. *	38,600	806,354
Silicon Image, Inc.*	33,700	339,022
Skyworks Solutions, Inc. *	56,900	361,315
		4,463,161

Software — 2.5%
American Reprographics Co.*	17,000	243,950
Jack Henry & Associates, Inc.	61,500	1,106,385
Salesforce.com, Inc.*	25,900	388,241
		1,738,576
Total Information Technology		12,021,369

Materials — 0.6%
Construction Materials — 0.6%
AMCOL International Corp.	23,900	448,364

Total Common Stocks
(Cost—$60,030,361)		66,792,379

	Principal Amount
Short-Term Securities — 4.2%
Repurchase Agreement** — 4.2%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $2,898,315
(Cost—$2,898,112)	$2,898,112	2,898,112
Total Investments — 100.2%
(Cost —$62,928,473)		69,690,491
Other Liabilities in Excess of Assets — (0.2)%		(136,656)
Net Assets —100.0%		$69,553,835

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)       Security valued at fair value.  At March 31, 2005, the Portfolio held $280,020 of fair valued securities, representing less than 0.1% of net assets.

(b)       Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust-
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of March 31, 2005 (Unaudited)			(in U.S. dollars)

	S&P Rating	Principal Amount	Value
Fixed Income Investments — 86.9%
Consumer Discretionary — 19.8%
Auto Components — 0.8%
Accuride Corp.
8.50% due 02/01/15 (c)	B-	$25,000	$24,500
Cooper-Standard Automotive, Inc.
8.38% due 12/15/14 (c)	B	60,000	48,750
J.B. Poindexter & Co., Inc.
8.75% due 03/15/14 (c)	B-	45,000	44,775
			118,025

Automobiles — 0.3%
General Motors Corp.
7.13% due 07/15/13	BBB-	50,000	43,082

Hotels, Restaurants & Leisure — 7.2%
Denny’s Corp.
10.00% due 10/01/12 (c)	CCC+	50,000	52,500
Fairmont Hotels & Resorts, Inc.
3.75% due 12/01/23 (b)	NR†	215,000	233,812
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	150,000	155,250
6.75% due 11/15/14 (c)	B-	25,000	23,688
Hilton Hotels Corp.
3.38% due 04/15/23 (b)	BBB-	50,000	57,875
International Game Technology
0.83% due 01/29/33 (b)(d)	BBB	75,000	48,094
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B	100,000	99,000
LCE Acquisition Corp.
9.00% due 08/01/14 (c)	CCC+	100,000	99,500
MGM MIRAGE
6.75% due 09/01/12	BB+	30,000	30,225
Penn National Gaming, Inc.
6.88% due 12/01/11	B	80,000	80,200
Scientific Games Corp.
6.25% due 12/15/12 (c)	B+	75,000	74,625
Station Casinos, Inc.
6.50% due 02/01/14	B+	75,000	74,437
Wynn Las Vegas Capital Corp.
6.63% due 12/01/14 (c)	B+	25,000	23,750
			1,052,956

Household Durables — 0.3%
Fedders North America, Inc.
9.88% due 03/01/14	CC	50,000	37,500

Leisure Equipment & Products — 0.7%
Hard Rock Hotel, Inc.
8.88% due 06/01/13	B	100,000	107,750

Media — 9.3%
Allbritton Communications Co.
7.75% due 12/15/12	B-	150,000	147,750
Block Communications, Inc.
9.25% due 04/15/09	B-	70,000	74,550
Carmike Cinemas, Inc.
7.50% due 02/15/14	CCC+	30,000	29,438
Charter Communications Holdings LLC
10.00% due 04/01/09	CCC-	40,000	32,400
Charter Communications Holdings II LLC
10.25% due 09/15/10	CCC-	75,000	76,500
Clear Channel Communications, Inc.
4.63% due 01/15/08	BBB-	75,000	74,138
CSC Holdings, Inc.
8.13% due 08/15/09	BB-	50,000	52,750
Echostar DBS Corp.
6.38% due 10/01/11	BB-	50,000	49,000
Emmis Operating Co.
6.88% due 05/15/12	B-	75,000	73,500
Houghton Mifflin Co.
8.25% due 02/01/11	B-	150,000	153,000
Insight Communications Co., Inc.
0.00% due 02/15/11 (a)	B-	200,000	199,000
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	BB-	35,000	33,075
Liberty Media Corp.
3.25% due 03/15/31 (b)	BB+	200,000	170,750
Lions Gate Entertainment Corp.
3.63% due 03/15/25 (b)(c)	NR†	20,000	21,200
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/13	B	50,000	49,875
Paxson Communications Corp.
10.75% due 07/15/08	CCC-	25,000	24,813
Sinclair Broadcast Group, Inc.
8.00% due 03/15/12	B	40,000	40,800
Walt Disney Co.
2.13% due 04/15/23 (b)	BBB+	50,000	54,937
			1,357,476

Multiline Retail — 0.7%
Saks, Inc.
7.38% due 02/15/19	BB	90,000	80,550
2.00% due 03/15/24 (b)	BB	25,000	26,437
			106,987

Textiles, Apparel & Luxury Goods — 0.5%
INVISTA
9.25% due 05/01/12 (c)	B+	65,000	71,500
Total Consumer Discretionary			2,895,276

Consumer Staples — 5.7%
Food & Staples Retailing — 0.4%
Stater Brothers Holdings
8.13% due 06/15/12	BB-	55,000	53,075

Food Products — 3.2%
Bunge Ltd. Finance Corp.
3.75% due 11/15/22 (b)	BBB	100,000	168,000
Chiquita Brands International, Inc.
7.50% due 11/01/14	B-	50,000	49,750

Dole Food Co., Inc.
8.88% due 03/15/11	B+	120,000	129,000
Pinnacle Foods Holding Corp.
8.25% due 12/01/13	B-	40,000	34,200
Tembec Industries, Inc.
7.75% due 03/15/12	B	100,000	91,000
			471,950

Household Products — 1.4%
Playtex Products, Inc.
9.38% due 06/01/11	CCC+	45,000	46,800
Rayovac Corp.
8.50% due 10/01/13	B-	150,000	154,500
			201,300

Personal Products — 0.7%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B-	100,000	103,000
Total Consumer Staples			829,325

Energy — 8.1%
Energy Equipment & Services — 2.4%
CHC Helicopter Corp.
7.38% due 05/01/14	B	50,000	48,687
Key Energy Services, Inc.
6.38% due 05/01/13	B-	75,000	72,375
Offshore Logistics, Inc.
6.13% due 06/15/13	BB+	100,000	95,000
Schlumberger Ltd.
1.50% due 06/01/23 (b)	A+	50,000	54,625
Williams Cos., Inc.
7.88% due 09/01/21	B+	75,000	81,750
			352,437

Oil & Gas — 5.7%
Chesapeake Energy Corp.
7.00% due 08/15/14	BB-	60,000	61,800
6.38% due 06/15/15 (c)	BB-	50,000	49,375
El Paso Corp.
7.00% due 05/15/11	CCC+	125,000	120,000
Exco Resources, Inc.
7.25% due 01/15/11	B	55,000	55,825
Ferrellgas Partners LP
6.75% due 05/01/14	B+	40,000	39,000
Hanover Compressor Co.
8.63% due 12/15/10	B	75,000	78,375
4.75% due 01/15/14 (b)	B	40,000	44,300
9.00% due 06/01/14	B	25,000	26,750
Hornbeck Offshore Services, Inc.
6.13% due 12/01/14	BB-	70,000	68,950
Houston Exploration Co.
7.00% due 06/15/13	B+	150,000	152,250
KCS Energy, Inc.
7.13% due 04/01/12	B-	50,000	50,500
Pogo Producing Co.
6.63% due 03/15/15 (c)	BB	25,000	25,000
Quicksilver Resources, Inc.
1.88% due 11/01/24 (b)(c)	NR†	25,000	31,375

Range Resources Corp.
7.38% due 07/15/13	B	25,000	25,500
			829,000
Total Energy			1,181,437

Financials — 1.4%
Diversified Financial Services — 1.4%
Affinia Group, Inc.
9.00% due 11/30/14 (c)	B	40,000	37,000
Harvest Operations Corp.
7.88% due 10/15/11	B-	25,000	24,687
Morgan Stanley (b)(c)(f)
1.00%, due 03/30/12	A+	40,000	39,750
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	102,250
Total Financials			203,687

Health Care — 9.7%
Biotechnology — 0.7%
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14 (c)	BB-	25,000	24,500
Celgene Corp. (b)
1.75%, 06/01/08	NR†	25,000	37,375
Invitrogen Corp. (b)
1.50%, 02/15/24	NR†	50,000	44,750
			106,625

Health Care Equipment & Supplies — 3.3%
Advanced Medical Optics, Inc.
2.50% due 07/15/24 (b)	B	20,000	19,850
CDRV Investors, Inc.
0.00% due 01/01/15 (a)(c)	B-	50,000	30,125
Fisher Scientific International, Inc.
2.50% due 10/01/23 (b)	BBB-	150,000	200,812
Medex, Inc.
8.88% due 05/15/13	B-	70,000	79,100
Medtronic, Inc.
1.25% due 09/15/21 (b)	AA-	100,000	99,750
PerkinElmer, Inc.
8.88% due 01/15/13	BB-	40,000	44,800
			474,437

Health Care Providers & Services — 2.9%
AmeriPath, Inc.
10.50% due 04/01/13	B-	100,000	99,500
DaVita, Inc.
7.25% due 03/15/15 (c)	B	30,000	29,400
HCA, Inc.
6.38% due 01/15/15	BB+	40,000	39,706
HEALTHSOUTH Corp.
8.38% due 10/01/11	NR†	40,000	39,400
Pacificare Health Systems
10.75% due 06/01/09	BBB-	6,000	6,630
Tenet Healthcare Corp.
7.38% due 02/01/13	B	75,000	70,687
9.88% due 07/01/14	B	50,000	52,000
9.25% due 02/01/15 (c)	B	25,000	24,938
Universal Health Services, Inc.
0.43% due 06/23/20 (b)	BBB	100,000	61,500
			423,761

Pharmaceuticals — 2.8%
Alpharma, Inc.
8.63% due 05/01/11 (c)	B-	135,000	128,250
Amylin Pharmaceuticals, Inc.
2.50% due 04/15/11 (b)	NR†	40,000	35,350
Teva Pharmaceutical Finance LLC
0.50% due 02/01/24 (b)	BBB	40,000	39,800
Teva Pharmaceutical Finance NV
0.38% due 11/15/22 (b)	BBB	45,000	65,925
Warner Chilcott Corp.
8.75% due 02/01/15 (c)	CCC+	50,000	50,250
Watson Pharmaceuticals, Inc.
1.75% due 03/15/23 (b)	BBB-	100,000	95,000
			414,575
Total Health Care			1,419,398

Industrials — 12.0%
Aerospace & Defense — 3.6%
Alliant Techsystems, Inc.
2.75% due 02/15/24 (b)	B	50,000	55,250
Armor Holdings, Inc.
8.25% due 08/15/13	B+	25,000	26,937
2.00% due 11/01/24 (a)(b)	B+	25,000	23,875
DRS Technologies, Inc.
6.88% due 11/01/13	B	100,000	100,000
Esterline Technologies Corp.
7.75% due 06/15/13	B+	75,000	78,000
Lockheed Martin Corp.
2.54% due 08/15/33 (b)(e)	BBB	60,000	63,336
Moog, Inc.
6.25% due 01/15/15	B+	25,000	24,500
Raytheon Co.
4.85% due 01/15/11	BBB-	100,000	99,667
Titan Corp.
8.00% due 05/15/11	B	50,000	52,000
			523,565

Building Products — 1.1%
Builders FirstSource, Inc.
7.02% due 02/15/12 (c)(e)	B-	50,000	49,250
Jacuzzi Brands, Inc.
9.63% due 07/01/10	B	100,000	110,000
			159,250

Commercial Services & Supplies — 3.0%
Allied Waste North America
6.13% due 02/15/14	BB-	100,000	89,250
Charles River Associates, Inc.
2.88% due 06/15/34 (b)	NR†	25,000	37,156
Iron Mountain, Inc.
7.75% due 01/15/15	B	200,000	197,500
SFBC International, Inc.
2.25% due 08/15/24 (b)	B-	70,000	79,713
United Rentals North America, Inc.
7.75% due 11/15/13	B+	40,000	38,800
			442,419

Construction & Engineering — 0.9%
Fluor Corp.
1.50% due 02/15/24 (b)	BBB+	75,000	84,750
J. Ray McDermott SA
11.00% due 12/15/13 (c)	CCC+	40,000	44,800
			129,550

Industrial Conglomerates — 1.0%
Park-Ohio Industries, Inc.
8.38% due 11/15/14 (c)	CCC+	75,000	72,375
Tyco International Group SA
2.75% due 01/15/18 (b)	BBB	50,000	74,500
			146,875

Machinery — 1.8%
AGCO Corp.
1.75% due 12/31/33 (b)	BB-	70,000	69,037
Cummins, Inc.
9.50% due 12/01/10	BB+	30,000	33,075
Dresser Rand Group, Inc.
7.38% due 11/01/14 (c)	B-	25,000	25,000
JLG Industries, Inc.
8.25% due 05/01/08	B+	25,000	26,500
Manitowoc Co., Inc. (The)
7.13% due 11/01/13	B+	100,000	103,000
			256,612

Road & Rail — 0.6%
Union Pacific Corp.
3.63% due 06/01/10	BBB	100,000	94,262
Total Industrials			1,752,533

Information Technology — 2.9%
Computers & Peripherals — 0.7%
EMC Corp.
4.50% due 04/01/07 (b)	BBB	100,000	101,625

Electronic Equipment & Instruments — 0.1%
Communications & Power Industries, Inc.
8.00% due 02/01/12	B-	15,000	15,225

IT Services — 0.6%
DST Systems, Inc., (Class A)
4.13% due 08/15/23 (b)	NR†	75,000	87,844

Semiconductors & Semiconductor Equipment — 0.8%
Cypress Semiconductor Corp.
1.25% due 06/15/08 (b)	B-	25,000	26,625
LSI Logic Corp.
4.00% due 05/15/10 (b)	B	100,000	89,750
			116,375

Software — 0.7%
Mentor Graphics Corp.
6.88% due 06/15/07 (b)	NR†	100,000	103,000
Total Information Technology			424,069

Materials — 10.5%
Chemicals — 3.0%
Crompton Corp.
9.88% due 08/01/12	B	50,000	57,250
Equistar Chemicals LP
7.55% due 02/15/26	B+	25,000	24,063
Hercules, Inc.
6.75% due 10/15/29	B+	125,000	122,500
Huntsman LLC
12.00% due 07/15/12 (c)	B	27,000	31,590
IMC Global, Inc.
11.25% due 06/01/11	BB	50,000	55,750
Nova Chemicals Corp.
6.50% due 01/15/12	BB+	25,000	25,625
PQ Corp.
7.50% due 02/15/13 (c)	B-	50,000	49,250
Rhodia SA
8.88% due 06/01/11	CCC+	40,000	38,900
Rockwood Specialties Group, Inc.
7.50% due 11/15/14 (c)	B-	30,000	30,000
			434,928

Containers & Packaging — 4.1%
BWAY Corp.
10.00% due 10/15/10	B-	35,000	37,187
Constar International, Inc.
6.15% due 02/15/12 (c)(e)	B	25,000	25,000
11.00% due 12/01/12	B-	60,000	60,000
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	140,250
Graham Packaging Co., Inc.
8.50% due 10/15/12 (c)	CCC+	25,000	25,000
Jefferson Smurfit Corp. US
7.50% due 06/01/13	B	65,000	64,675
Owens-Brockway
8.88% due 02/15/09	BB-	150,000	160,125
7.75% due 05/15/11	BB-	50,000	52,375
Stone Container Finance
7.38% due 07/15/14	B	40,000	39,600
			604,212

Metals & Mining — 1.2%
Allegheny Ludlum Corp.
6.95% due 12/15/25	B+	50,000	48,750
Novelis, Inc.
7.25% due 02/15/15 (c)	B	25,000	24,500
Placer Dome, Inc.
2.75% due 10/15/23 (b)	BBB+	100,000	107,000
			180,250

Paper & Forest Products — 2.2%
Ainsworth Lumber Co., Ltd.
7.25% due 10/01/12 (c)	B+	70,000	68,600
Bowater, Inc.
6.50% due 06/15/13	BB	50,000	47,625
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	150,000	148,500

Norske Skog Canada Ltd.
7.38% due 03/01/14	BB-	50,000	48,500
			313,225
Total Materials			1,532,615

Telecommunication Services — 5.4%
Diversified Telecommunication Services — 2.1%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	75,000	73,875
Level 3 Financing, Inc.
10.75% due 10/15/11 (c)	CC	75,000	65,813
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B	175,000	167,562
			307,250

Wireless Telecommunication Services — 3.3%
AirGate PCS, Inc. (c)
9.38% due 09/01/09	CCC	25,000	26,500
6.41% due 10/15/11 (e)	B-	70,000	71,400
Centennial Communications Corp.
10.13% due 06/15/13	CCC	75,000	82,875
Nextel Communications, Inc.
7.38% due 08/01/15	BB	60,000	63,375
Nextel Partners, Inc.
8.13% due 07/01/11	B-	100,000	106,250
Rural Cellular Corp.
9.88% due 02/01/10	CCC	50,000	50,250
Triton PCS, Inc.
9.38% due 02/01/11	CCC-	25,000	17,687
8.75% due 11/15/11	CCC-	25,000	17,438
UbiquiTel Operating Co.
9.88% due 03/01/11 (c)	CCC	20,000	22,050
Western Wireless Corp.
9.25% due 07/15/13	CCC	25,000	28,500
			486,325
Total Telecommunication Services			793,575

U.S. Government Securities — 5.8%
U.S. Government Agencies — 4.8%
Federal National Mortgage Assn.
6.00% due 09/01/32	AAA	12,881	13,183
6.00% due 01/01/33	AAA	53,908	55,173
5.50% due 02/01/33	AAA	100,000	100,401
6.00% due 05/01/33	AAA	360,115	368,564
5.50% due 07/01/33	AAA	162,006	162,543
			699,864
U.S. Government Treasuries — 1.0%
U.S. Treasury Notes
5.00% due 02/15/11	AAA	50,000	51,932
4.00% due 02/15/15	AAA	100,000	96,078
			148,010
Total U.S. Government Securities			847,874

Utilities — 5.6%
Electric Utilities — 1.7%
Midwest Generation LLC
8.75% due 05/01/34	B	75,000	83,625

Texas Genco Financing Corp.
6.88% due 12/15/14 (c)	B	25,000	25,063
Virginia Electric & Power Co.
4.50% due 12/15/10	BBB+	150,000	146,632
			255,320

Gas Utilities — 1.6%
MarkWest Energy Partners LP
6.88% due 11/01/14 (c)	B+	30,000	30,000
SEMCO Energy, Inc.
7.13% due 05/15/08	BB-	100,000	101,787
Suburban Propane Partners LP
6.88% due 12/15/13	B	100,000	98,500
			230,287

Multi-Utilities & Unregulated Power — 2.3%
Duke Energy Corp., Series B
5.38% due 01/01/09	BBB	100,000	102,399
Dynegy Holdings, Inc.
9.88% due 07/15/10 (c)	B-	100,000	107,125
6.88% due 04/01/11	CCC+	50,000	44,375
NRG Energy, Inc.
8.00% due 12/15/13 (c)	B	78,000	82,485
			336,384
Total Utilities			821,991

Total Fixed Income Investments
(Cost —$12,762,937)			12,701,780

		Shares
Convertible Preferred Stocks — 7.0%
Consumer Discretionary — 1.3%
Automobiles — 0.3%
Ford Motor Co. Capital Trust II		1,000	45,340

Media — 1.0%
Interpublic Group of Cos., Inc., Series A		1,000	45,470
Sinclair Broadcast Group, Inc., Series D		2,500	103,125
			148,595
Total Consumer Discretionary			193,935

Consumer Staples — 1.7%
Beverages — 1.1%
Constellation Brands, Inc.		4,000	161,640

Food & Staples Retailing — 0.6%
Albertson’s, Inc.		3,500	79,170
Total Consumer Staples			240,810

Energy — 1.7%
Oil and Gas — 1.7%
Chesapeake Energy Corp.		175	252,241

Financials — 0.2%
Commercial Banks — 0.2%
Marshall & Ilsley Corp.		1,000	26,610

Health Care — 0.3%
Pharmaceuticals — 0.3%
Schering-Plough Corp.		800	40,240

Utilities — 1.8%
Electric Utilities — 0.9%
FPL Group, Inc.	2,000	124,020
PNM Resources, Inc.	200	9,960
		133,980

Multi-Utilities & Unregulated Power — 0.9%
CMS Energy Corp. (c)	1,000	74,000
Williams Cos., Inc.	600	54,450
		128,450
Total Utilities		262,430
Total Convertible Preferred Stocks
(Cost—$911,164)		1,016,266

Common Stock — 0.2%
Information Technology — 0.2%
Communications Equipment — 0.2%
Avaya, Inc. *
(Cost—$42,610)	2,808	32,797

	Principal Amount
Short-Term Securities — 3.8%
Repurchase Agreement** — 3.8%
Nomura Securities International, Inc.,
2.52%, dated 03/31/05, due 04/01/05,
total to be received $548,575
(Cost—$548,537)	$548,537	548,537
Total Investments — 97.9%
(Cost — $14,265,248)		14,299,380
Other Assets Less Liabilities — 2.1%		313,441
Net Assets — 100%		$14,612,821

†                 Not rated by Standard & Poor’s Corporation or Moody’s Investor Service, Inc.

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)       Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005.

(b)       Convertible bond.

(c)        Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(d)       Zero coupon security - rate disclosed is yield as of March 31, 2005.

(e)        Floating / Variable rate bond.  Rate disclosed is as of March 31, 2005.

(f)           Security valued at fair value.  At March 31, 2005, the Portfolio held $39,750 of fair valued securities, representing 0.3% of net assets.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust

Notes to Schedule of Investments (Unaudited)

Valuation of investments—Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator (J.P. Morgan Investor Services Co.) if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust.  Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business in the New York Stock Exchange (“NYSE”).  The values of such securities are determined as of such times.  Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Portfolio’s net assets.  If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees.

As of March 31, 2005, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolio	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$10,223,463	$2,197,282	$(331,108)	$1,866,174
Roszel/Levin Large Cap Value Portfolio	2,816,917	299,216	(38,250)	260,966
Roszel/MLIM Relative Value Portfolio	11,917,707	3,123,418	(439,005)	2,684,413
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,805,985	70,557	(40,694)	29,863
Roszel/INVESCO-NAM Large Cap Core Portfolio	2,207,083	259,270	(109,419)	149,851
Roszel/Nicholas-Applegate Large Cap Growth Portfolio	1,173,108	149,248	(22,096)	127,152
Roszel/Rittenhouse Large Cap Growth Portfolio	9,198,248	973,694	(241,420)	732,274
Roszel/Seneca Large Cap Growth Portfolio	3,731,232	347,053	(116,370)	230,683
Roszel/Valenzuela Mid Cap Value Portfolio	2,952,057	696,413	(36,009)	660,404
Roszel/Seneca Mid Cap Growth Portfolio	2,540,577	446,237	(37,165)	409,072
Roszel/NWQ Small Cap Value Portfolio	5,047,711	1,412,291	(232,306)	1,179,985
Roszel/Delaware Small-Mid Cap Growth Portfolio	3,339,299	599,991	(160,902)	439,089
Roszel/Lazard International Portfolio	4,238,852	962,800	(29,887)	932,913
Roszel/William Blair International Portfolio	3,270,078	226,310	(66,463)	159,847
Roszel/Lord Abbett Government Securities Portfolio	12,941,922	53,566	(77,999)	(24,433)
Roszel/MLIM Fixed-Income Portfolio	15,348,179	18,258	(260,395)	(242,137)

Roszel/Lord Abbett Affiliated Portfolio	35,463,282	3,334,405	(913,044)	2,421,361
Roszel/PIMCO CCM Capital Appreciation Portfolio	156,086,049	23,217,761	(2,029,238)	21,188,523
Roszel/Lord Abbett Mid Cap Value Portfolio	120,529,159	40,932,644	(2,598,297)	38,334,347
Roszel/Seligman Mid Cap Growth Portfolio	45,384,626	5,400,414	(972,895)	4,427,519
Roszel/PIMCO Small Cap Value Portfolio	84,990,067	16,305,071	(1,568,348)	14,736,723
Roszel/JP Morgan Small Cap Growth Portfolio	65,832,875	6,661,138	(3,910,225)	2,750,913
Roszel/Delaware Trend Portfolio	62,954,438	12,050,812	(5,314,759)	6,736,053
Roszel/Lord Abbett Bond Debenture Portfolio	14,269,566	429,024	(399,210)	29,814

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Michael P. Cogswell
Michael P. Cogswell
President
May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael P. Cogswell
Michael P. Cogswell
President
May 27, 2005

By:	/s/ Jerome J. Davies
Jerome J. Davies
Treasurer and Chief Financial Officer
May 27, 2005